SFT Balanced Stabilization Fund
Investments in Securities
September 30, 2024
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (37.3%)
Government Obligations (4.1%)
U.S. Government Agencies and Obligations (4.1%)
Federal Home Loan Mortgage Corporation (0.0%)
3.000%, 09/01/43	$44,443	$41,276
3.500%, 10/01/44	45,554	43,266
3.500%, 11/01/44	44,633	42,367
3.500%, 12/01/44	48,702	46,190
		173,099
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	67,852	62,947
3.000%, 05/01/43	22,203	20,598
3.000%, 06/01/43	102,638	95,219
3.500%, 08/01/42	45,370	43,329
3.500%, 02/01/43	56,780	54,547
		276,640
U.S. Treasury (4.0%)
U.S. Treasury Bonds
4.000%, 11/15/42	5,530,000	5,435,601
4.000%, 11/15/52	1,200,000	1,166,063
U.S. Treasury Notes
1.000%, 12/15/24	10,000,000	9,926,562
3.875%, 12/31/27	9,350,000	9,435,830
		25,964,056
Total government obligations (cost: $26,455,508)		26,413,795

Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank, Series 2019-BN18, Class A4, 3.584%, 05/15/62	1,500,000	1,405,278
Total other mortgage-backed securities (cost: $1,542,312)		1,405,278

Corporate Obligations (33.0%)
Basic Materials (1.2%)
Chemicals (0.7%)
Celanese U.S. Holdings LLC, 6.330%, 07/15/29	1,500,000	1,589,860
Mosaic Co., 5.450%, 11/15/33	200,000	206,474
Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	993,293
Yara International ASA
3.148%, 06/04/30 (b) (c)	1,000,000	903,656
4.750%, 06/01/28 (b) (c)	1,000,000	996,365
		4,689,648
Mining (0.5%)
Anglo American Capital PLC, 2.625%, 09/10/30 (b) (c)	2,000,000	1,778,814
FMG Resources August 2006 Pty. Ltd., 6.125%, 04/15/32 (b) (c)	1,000,000	1,022,985
		2,801,799
Communications (2.5%)
Broadline Retail (0.3%)
Amazon.com, Inc.
3.875%, 08/22/37	1,000,000	938,813
4.050%, 08/22/47	1,000,000	898,929
		1,837,742
Media (0.8%)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750%, 02/15/28	1,500,000	1,439,197
6.834%, 10/23/55	1,000,000	995,591
Comcast Corp.
2.887%, 11/01/51	1,319,000	883,955
2.937%, 11/01/56	327,000	213,624
4.200%, 08/15/34 (d)	500,000	482,824

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund
Investments in Securities – continued

Walt Disney Co., 4.950%, 10/15/45	$1,000,000	$982,976
		4,998,167
Software (0.3%)
Netflix, Inc., 4.875%, 04/15/28	2,000,000	2,048,201
Telecommunication (1.1%)
AT&T, Inc.
2.550%, 12/01/33	943,000	793,966
3.550%, 09/15/55	1,405,000	1,025,480
3.800%, 12/01/57	75,000	56,639
4.500%, 05/15/35	1,000,000	970,794
Crown Castle Towers LLC, 3.663%, 05/15/45 (c)	1,000,000	992,203
T-Mobile USA, Inc., 2.700%, 03/15/32	1,000,000	881,256
Verizon Communications, Inc.
2.650%, 11/20/40	1,000,000	736,076
2.987%, 10/30/56	1,194,000	781,902
3.000%, 11/20/60	2,000,000	1,287,928
		7,526,244
Consumer Cyclical (1.9%)
Auto Manufacturers (0.6%)
Ford Motor Credit Co. LLC, 4.687%, 06/09/25	2,000,000	1,992,728
General Motors Financial Co., Inc., 5.000%, 04/09/27	2,000,000	2,021,498
		4,014,226
Entertainment (0.2%)
Warnermedia Holdings, Inc., 5.141%, 03/15/52	1,400,000	1,079,973
Passenger Airlines (0.6%)
Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 06/15/29 (b) (c)	680,564	648,638
American Airlines Pass-Through Trust, Series 2015-2, Class A, 4.000%, 03/22/29	597,316	569,789
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/28 (c)	2,000,000	1,996,778
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.300%, 02/15/27	125,848	124,539
Series 2018-1, Class AA, 3.500%, 09/01/31	863,340	812,564
		4,152,308
Retail (0.5%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	991,209
Lowe’s Cos., Inc., 5.625%, 04/15/53	2,250,000	2,339,009
		3,330,218
Consumer, Non-cyclical (5.5%)
Agricultural Operations (0.4%)
Cargill, Inc.
3.125%, 05/25/51 (c)	1,000,000	718,160
4.375%, 04/22/52 (c)	2,150,000	1,949,500
		2,667,660
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	962,947
Constellation Brands, Inc., 5.250%, 11/15/48	2,050,000	2,044,714
		3,007,661
Biotechnology (0.6%)
Amgen, Inc., 4.050%, 08/18/29	2,000,000	1,985,934
Bio-Rad Laboratories, Inc., 3.700%, 03/15/32	2,000,000	1,850,844
		3,836,778
Commercial Services (0.7%)
Ashtead Capital, Inc., 5.500%, 08/11/32 (c)	2,000,000	2,044,429
Global Payments, Inc.
4.800%, 04/01/26	750,000	751,624
5.300%, 08/15/29	1,500,000	1,541,008
		4,337,061
Consumer Staples Distribution & Retail (0.3%)
Kroger Co.
4.450%, 02/01/47	1,000,000	878,168
5.150%, 08/01/43	1,100,000	1,068,976
		1,947,144

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund
Investments in Securities – continued

Food Products (0.4%)
General Mills, Inc., 3.000%, 02/01/51	$1,002,000	$693,681
Mars, Inc., 3.950%, 04/01/49 (c)	1,000,000	833,110
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	957,542
		2,484,333
Health Care Equipment & Supplies (0.6%)
Abbott Laboratories
3.875%, 09/15/25	750,000	748,269
4.750%, 11/30/36	1,000,000	1,024,825
4.750%, 04/15/43	250,000	252,865
HCA, Inc., 6.000%, 04/01/54	1,500,000	1,582,724
		3,608,683
Health Care Providers & Services (0.4%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	780,004
Elevance Health, Inc., 4.375%, 12/01/47	1,000,000	884,288
UnitedHealth Group, Inc., 3.750%, 07/15/25 (d)	1,000,000	996,714
		2,661,006
Household Products (0.1%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	853,197

Personal Care (0.1%)
Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	872,311

Pharmaceuticals (1.4%)
AbbVie, Inc.
3.600%, 05/14/25	1,000,000	993,786
3.800%, 03/15/25	670,000	667,489
4.400%, 11/06/42	1,000,000	942,295
4.450%, 05/14/46	1,000,000	932,547
Becton Dickinson & Co., 4.298%, 08/22/32	2,000,000	1,962,721
Bristol-Myers Squibb Co., 3.875%, 08/15/25	229,000	227,875
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	992,690
CVS Pass-Through Trust, 6.943%, 01/10/30	98,599	103,150
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,090,535
Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,024,628
		8,937,716
Energy (1.5%)
Oil & Gas (0.8%)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	975,447
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,003,105
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	998,398
Coterra Energy, Inc., 3.900%, 05/15/27	1,000,000	984,852
Phillips 66, 4.650%, 11/15/34	1,000,000	975,729
		4,937,531
Pipelines (0.7%)
Energy Transfer LP, 4.900%, 03/15/35	1,000,000	985,915
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	250,000	263,073
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	760,892
MPLX LP, 4.950%, 09/01/32	2,000,000	2,005,961
Williams Cos., Inc., 3.750%, 06/15/27	500,000	492,476
		4,508,317
Financial (11.4%)
Banks (6.5%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	746,158
Bank of America Corp.
Series L, 3.950%, 04/21/25	1,000,000	995,031
Series L, 4.183%, 11/25/27	1,000,000	997,539
4.244%, 04/24/38 (3-Month USD TERM SOFR + 2.076%) (e)	1,000,000	946,495
4.948%, 07/22/28 (SOFRRATE + 2.040%) (e)	1,500,000	1,526,498
Bank of New York Mellon Corp.
3.442%, 02/07/28 (3-Month USD TERM SOFR + 1.331%) (e)	1,000,000	984,090
Series J, 4.967%, 04/26/34 (SOFRRATE + 1.606%) (e)	1,500,000	1,534,968
5.834%, 10/25/33 (SOFRRATE + 2.074%) (e)	1,000,000	1,082,048
Citigroup, Inc.
3.300%, 04/27/25	750,000	743,707
3.980%, 03/20/30 (3-Month USD TERM SOFR + 1.600%) (e)	1,000,000	978,780

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund
Investments in Securities – continued

4.650%, 07/23/48	$1,250,000	$1,179,849
4.750%, 05/18/46 (f)	1,200,000	1,123,862
Comerica Bank, 5.332%, 08/25/33 (SOFRRATE + 2.610%) (e)	2,000,000	1,923,188
Discover Bank, 4.250%, 03/13/26	500,000	497,816
Fifth Third Bancorp, 6.361%, 10/27/28 (SOFRRATE + 2.192%) (e)	1,000,000	1,053,035
Fifth Third Bank NA, 3.950%, 07/28/25	1,000,000	993,253
First Republic Bank
4.375%, 08/01/46 (g)	575,000	17,250
4.625%, 02/13/47 (g)	1,379,000	34,475
Goldman Sachs Group, Inc.
3.850%, 01/26/27	1,000,000	991,070
4.482%, 08/23/28 (SOFRRATE + 1.725%) (e)	2,000,000	2,009,607
5.150%, 05/22/45 (f)	1,000,000	998,328
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	994,343
3.328%, 04/22/52 (SOFRRATE + 1.580%) (e)	2,000,000	1,539,728
3.897%, 01/23/49 (3-Month USD TERM SOFR + 1.482%) (e)	1,000,000	853,232
KeyBank NA, 4.390%, 12/14/27	3,000,000	2,971,173
M&T Bank Corp., 4.553%, 08/16/28 (SOFRRATE + 1.780%) (e)	3,000,000	3,001,861
Morgan Stanley
2.802%, 01/25/52 (SOFRRATE + 1.430%) (e)	2,000,000	1,378,659
6.342%, 10/18/33 (SOFRRATE + 2.560%) (e)	1,000,000	1,110,827
PNC Bank NA, 4.050%, 07/26/28	1,000,000	991,905
Synchrony Bank, 5.400%, 08/22/25	1,000,000	1,002,082
Truist Financial Corp., 6.123%, 10/28/33 (SOFRRATE + 2.300%) (e)	2,000,000	2,156,186
U.S. Bancorp, 5.850%, 10/21/33 (SOFRRATE + 2.090%) (e)	1,000,000	1,065,571
Wells Fargo & Co.
3.068%, 04/30/41 (SOFRRATE + 2.530%) (e)	1,600,000	1,257,182
4.750%, 12/07/46	2,300,000	2,099,582
		41,779,378
Financial Services (2.3%)
American Express Co.
3.300%, 05/03/27	1,000,000	980,954
4.050%, 12/03/42	2,000,000	1,821,376
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,494,454
5.468%, 02/01/29 (SOFRRATE + 2.080%) (e)	1,500,000	1,537,144
CME Group, Inc., 3.000%, 03/15/25	1,000,000	992,004
Discover Financial Services
3.750%, 03/04/25	1,000,000	993,508
4.100%, 02/09/27	1,000,000	990,878
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	984,142
Intercontinental Exchange, Inc., 4.350%, 06/15/29	3,000,000	3,022,152
Jefferies Financial Group, Inc., 2.625%, 10/15/31	2,000,000	1,733,513
		14,550,125
Insurance (1.2%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	888,567
Arch Capital Finance LLC, 4.011%, 12/15/26 (d)	1,000,000	992,596
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	888,533
Metropolitan Life Global Funding I, 1.550%, 01/07/31 (c)	3,000,000	2,518,755
Principal Life Global Funding II, 1.500%, 08/27/30 (c)	3,000,000	2,550,071
		7,838,522
Real Estate Investment Trust — Health Care (0.8%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	499,062
DOC Dr. LLC, 4.300%, 03/15/27	1,000,000	998,639
Healthcare Realty Holdings LP
3.750%, 07/01/27	1,000,000	979,155
3.875%, 05/01/25	1,000,000	992,312
Welltower OP LLC, 4.125%, 03/15/29	1,500,000	1,488,046
		4,957,214
Real Estate Investment Trust — Shopping Centers (0.1%)
Kite Realty Group Trust, 4.000%, 03/15/25 (d)	1,000,000	994,491

Residential REITs (0.1%)
Essex Portfolio LP, 3.500%, 04/01/25	1,000,000	992,792

Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	982,573

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund
Investments in Securities – continued

Crown Castle, Inc., 4.750%, 05/15/47	$1,000,000	$908,502
Goodman U.S. Finance Four LLC, 4.500%, 10/15/37 (c)	500,000	460,633
		2,351,708
Industrials (3.4%)
Aerospace & Defense (0.5%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	994,097
RTX Corp.
4.050%, 05/04/47	1,000,000	848,819
4.125%, 11/16/28	1,500,000	1,495,622
		3,338,538
Building Products (0.6%)
CRH America Finance, Inc., 4.400%, 05/09/47 (c)	1,000,000	863,610
Mohawk Industries, Inc., 3.625%, 05/15/30	2,000,000	1,921,394
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	897,919
		3,682,923
Electrical Equipment (0.6%)
Flex Ltd.
4.750%, 06/15/25 (b)	1,000,000	997,415
4.875%, 06/15/29 (b)	1,000,000	1,000,340
Jabil, Inc., 3.600%, 01/15/30	2,000,000	1,888,085
		3,885,840
Machinery (0.3%)
Caterpillar, Inc., 3.250%, 04/09/50	2,300,000	1,757,342
Miscellaneous Manufacturing (0.2%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	983,101
Textron, Inc., 3.875%, 03/01/25	750,000	746,389
		1,729,490
Packaging & Containers (0.3%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	998,225
Sealed Air Corp., 6.875%, 07/15/33 (c)	1,000,000	1,089,755
		2,087,980
Transportation (0.6%)
Canadian Pacific Railway Co., 4.300%, 05/15/43 (b)	250,000	225,623
FedEx Corp., 4.400%, 01/15/47	1,000,000	872,195
Union Pacific Corp., 5.375%, 06/01/33	2,500,000	2,617,480
		3,715,298
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	990,138
4.550%, 11/07/28	1,000,000	1,005,026
		1,995,164
Information Technology (2.1%)
Computers (0.8%)
Apple, Inc., 4.375%, 05/13/45 (d)	1,000,000	959,549
Dell International LLC/EMC Corp., 6.200%, 07/15/30	2,000,000	2,172,240
Leidos, Inc., 4.375%, 05/15/30	2,000,000	1,965,123
		5,096,912
Semiconductor Equipment (0.7%)
Broadcom, Inc., 3.419%, 04/15/33 (c)	2,000,000	1,815,264
Micron Technology, Inc., 2.703%, 04/15/32	2,000,000	1,745,473
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,018,965
		4,579,702
Software (0.6%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	992,815
Oracle Corp., 3.800%, 11/15/37	1,000,000	883,348
VMware LLC, 1.400%, 08/15/26	1,800,000	1,705,086
		3,581,249
Utilities (3.5%)
Electric Utilities (2.9%)
Alabama Power Co., 3.125%, 07/15/51	2,000,000	1,421,528
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	813,915
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	867,321

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund
Investments in Securities – continued

CenterPoint Energy Houston Electric LLC, Series AJ, 4.850%, 10/01/52	$3,150,000	$2,981,870
Duke Energy Corp., 4.500%, 08/15/32	1,000,000	987,952
Duke Energy Florida LLC, 5.950%, 11/15/52	1,000,000	1,104,273
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	786,870
Entergy Texas, Inc., 3.450%, 12/01/27	3,000,000	2,911,908
Northern States Power Co., 3.750%, 12/01/47	1,000,000	783,289
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	647,172
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	851,314
Union Electric Co., 5.250%, 01/15/54	1,500,000	1,518,715
Wisconsin Power & Light Co., 3.950%, 09/01/32	3,000,000	2,880,983
		18,557,110
Gas Utilities (0.5%)
Atmos Energy Corp., 4.125%, 03/15/49	750,000	641,177
National Fuel Gas Co.
4.750%, 09/01/28	1,000,000	1,003,097
5.200%, 07/15/25	1,000,000	1,000,670
Washington Gas Light Co., Series K, 3.796%, 09/15/46	1,000,000	809,814
		3,454,758
Water Utilities (0.1%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	815,001
Total corporate obligations (cost: $216,340,235)		212,879,461
Total long-term debt securities (cost: $244,338,055)		240,698,534

	Shares
Mutual Funds (58.0%)
Investment Companies (58.0%)
iShares Core S&P 500 ETF (h)	36,440	21,019,321
SFT Advantus Index 500 Funds (h) (i) (j)	12,906,943	327,166,623
SPDR S&P 500 ETF Trust (d) (h)	36,170	20,752,899
Vanguard S&P 500 ETF (h)	8,375	4,419,236
Total mutual funds (cost: $126,021,576)		373,358,079

Short-Term Securities (2.9%)
Investment Companies (2.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	18,377,106	18,377,106
Total short-term securities (cost: $18,377,106)		18,377,106
Total investments excluding purchased options (98.2%) (cost: $388,736,737)		632,433,719
Total purchased options outstanding (0.0%) (cost: $202,606)		35,200
Total investments in securities (cost: $388,939,343)		632,468,919
Cash and other assets in excess of liabilities (1.8%)		11,484,509
Total net assets (100.0%)		$643,953,428

Investments in Securities Legend

(a)	Securities are valued by procedures described in the notes to investments in securities.
(b)	Foreign security: the Fund held 1.3% of net assets in foreign securities at September 30, 2024.
(c)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.
(e)	Variable rate security.
(f)	This security has been determined to be illiquid pursuant to the procedures of the Funds’ Liquidity Risk Management Program.
(g)	In FDIC receivership.
(h)	Reports and other information about these investment companies are available in the EDGAR database on the SEC’s website at www.sec.gov.
(i)	Affiliated security.
(j)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Balanced Stabilization Fund
Investments in Securities – continued

Holdings of Open Futures Contracts
On September 30, 2024, securities with an aggregate market value of $22,634,452 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	December 2024	75	Long	$8,229,088	$8,241,211	$12,123
10 Year U.S. Ultra	December 2024	110	Long	12,992,315	13,012,656	20,341
S&P 500 E-Mini Index Future	December 2024	60	Long	17,331,586	17,442,750	111,164
U.S. Ultra Bond	December 2024	20	Long	2,668,802	2,661,875	(6,927)
					$41,358,492	$136,701

Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,320	October 2024	110	$11,000	$35,200

Put Options Written:
The Fund had the following put options written open at September 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,775	October 2024	110	$11,000	$(10,890)

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities

September 30, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (111.7%)
Government Obligations (74.9%)
Other Government Obligations (0.7%)
Provincial or Local Government Obligations (0.7%)
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue, Series A, 5.450%, 09/01/40	$1,185,000	$1,254,109
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	676,000	773,424
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, 08/01/37	620,000	648,428
Ohio Water Development Authority, Series A2, 4.817%, 12/01/30	250,000	252,453
Texas A&M University, Series D, 4.000%, 05/15/31	325,000	324,501
		3,252,915
U.S. Government Agencies and Obligations (74.2%)
Export-Import Bank of the United States (0.0%)
Export-Import Bank of the U.S., 2.578%, 12/10/25	13,094	12,922

Federal Home Loan Mortgage Corporation (9.3%)
2.000%, 07/01/41	1,497,871	1,308,061
2.000%, 11/01/51	4,730,230	3,917,929
2.000%, 03/01/52	2,655,832	2,199,629
2.500%, 01/01/52	1,683,351	1,463,047
2.500%, 03/01/52	7,172,840	6,230,803
3.000%, 08/01/42	245,953	228,681
3.000%, 12/01/42	88,779	82,508
3.000%, 01/01/43	120,535	111,820
3.000%, 02/01/43	293,619	272,632
3.000%, 04/01/43	439,142	407,385
3.000%, 02/01/52	3,082,380	2,788,574
3.500%, 05/01/32	59,437	58,415
3.500%, 03/01/42	298,670	285,791
3.500%, 08/01/42	261,886	250,594
3.500%, 11/01/52	4,967,188	4,623,887
4.000%, 09/01/40	264,633	261,481
4.000%, 11/01/40	471,735	464,393
4.000%, 02/01/41	111,468	110,141
4.000%, 03/01/41	113,354	112,004
4.000%, 08/01/52	6,196,866	5,950,263
4.000%, 09/01/52	4,025,735	3,866,801
4.000%, 11/01/52	3,407,810	3,280,840
4.000%, 02/01/53	553,910	531,562
4.500%, 09/01/40	32,720	33,084
4.500%, 01/01/41	175,854	177,811
4.500%, 02/01/41	103,486	104,639
4.500%, 03/01/41	223,183	225,439
4.500%, 04/01/41	206,572	208,246
4.500%, 09/01/52	630,118	619,562
5.000%, 05/01/29	7,337	7,398
5.000%, 04/01/35	35,092	36,022
5.000%, 08/01/35	18,298	18,759
5.000%, 11/01/35	35,923	36,926
5.000%, 11/01/39	190,996	196,695
5.000%, 04/01/40	60,153	61,949
5.000%, 08/01/40	41,019	42,244
5.500%, 05/01/34	258,676	267,942
5.500%, 10/01/34	61,482	63,802
5.500%, 07/01/35	97,544	101,080
5.500%, 10/01/35	113,145	117,418
5.500%, 12/01/38	50,091	51,665
6.000%, 11/01/33	111,122	116,333
6.500%, 09/01/32	12,711	13,107
6.500%, 11/01/32	10,192	10,607
6.500%, 06/01/36	67,419	71,550
7.000%, 12/01/37	21,556	22,378
		41,411,897

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Federal National Mortgage Association (11.4%)
2.000%, 04/01/51	$2,681,553	$2,231,078
2.000%, 11/01/51	11,994,223	9,945,977
2.000%, 03/01/52	3,088,768	2,558,641
2.500%, 12/01/51	2,322,489	2,033,446
2.500%, 02/01/52	528,021	456,189
2.500%, 03/01/52	2,467,610	2,137,208
2.500%, 04/01/52	4,153,744	3,609,927
3.000%, 09/01/42	61,215	56,891
3.000%, 01/01/46	48,991	45,037
3.000%, 01/01/52	2,237,536	2,010,619
3.000%, 04/01/52	5,359,364	4,815,127
3.000%, 05/01/52	2,301,732	2,066,843
3.000%, 06/01/52	432,422	392,270
3.500%, 12/01/32	56,771	55,736
3.500%, 11/01/40	223,137	213,513
3.500%, 01/01/41	235,274	225,127
3.500%, 02/01/41	272,615	260,867
3.500%, 04/01/41	145,966	139,671
3.500%, 11/01/41	825,688	790,073
3.500%, 12/01/41	164,654	157,554
3.500%, 05/01/42	85,713	82,015
3.500%, 01/01/43	182,325	173,800
3.500%, 02/01/43	227,122	218,187
3.500%, 05/01/43	739,629	702,394
4.000%, 12/01/40	29,730	29,247
4.000%, 04/01/41	463,052	457,537
4.000%, 09/01/41	124,917	123,430
4.000%, 11/01/41	76,446	75,536
4.000%, 06/01/42	225,734	223,046
4.000%, 09/01/43	141,335	137,991
4.500%, 05/01/35	71,737	72,267
4.500%, 07/01/35	161,403	160,637
4.500%, 09/01/37	59,355	59,830
4.500%, 06/01/39	74,141	74,469
4.500%, 04/01/41	551,118	557,795
4.500%, 07/01/41	399,691	403,946
4.500%, 07/01/47	161,953	163,708
4.500%, 08/01/52	5,435,485	5,346,585
4.500%, 04/01/53	903,709	889,091
5.000%, 11/01/33	75,470	76,599
5.000%, 03/01/34	52,479	53,918
5.000%, 05/01/34	12,079	12,358
5.000%, 12/01/34	67,326	69,015
5.000%, 07/01/35	62,352	63,915
5.000%, 08/01/35	29,148	29,878
5.000%, 03/01/38	24,190	24,821
5.000%, 04/01/38	53,954	55,248
5.000%, 06/01/39	44,428	45,754
5.000%, 12/01/39	159,130	163,880
5.000%, 06/01/40	21,128	21,759
5.000%, 04/01/41	183,511	188,990
5.000%, 11/01/53	2,070,659	2,068,964
5.500%, 04/01/33	258,334	262,987
5.500%, 05/01/33	3,328	3,409
5.500%, 12/01/33	25,953	26,932
5.500%, 01/01/34	49,240	50,793
5.500%, 02/01/34	43,217	44,777
5.500%, 03/01/34	74,699	77,663
5.500%, 04/01/34	45,542	46,981
5.500%, 05/01/34	1,288	1,306
5.500%, 09/01/34	69,642	72,273
5.500%, 10/01/34	19,918	20,556
5.500%, 01/01/35	31,604	32,799
5.500%, 02/01/35	80,280	83,070
5.500%, 04/01/35	71,479	73,917
5.500%, 06/01/35	3,286	3,382
5.500%, 08/01/35	50,258	51,603
5.500%, 10/01/35	113,218	117,828
5.500%, 11/01/35	22,867	23,685

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 09/01/36	$45,725	$47,205
5.500%, 12/01/39	27,494	28,357
5.500%, 09/01/53	1,015,339	1,027,621
6.000%, 09/01/32	5,011	5,269
6.000%, 10/01/32	152,730	157,317
6.000%, 11/01/32	192,771	203,577
6.000%, 03/01/33	123,820	127,295
6.000%, 12/01/33	51,360	52,765
6.000%, 08/01/34	9,680	9,989
6.000%, 09/01/34	10,278	10,777
6.000%, 11/01/34	5,288	5,474
6.000%, 12/01/34	39,807	41,640
6.000%, 11/01/36	5,725	6,018
6.000%, 01/01/37	67,539	71,206
6.000%, 08/01/37	34,137	35,871
6.000%, 10/01/38	53,847	56,808
6.500%, 12/01/31	12,678	13,068
6.500%, 02/01/32	84,216	87,163
6.500%, 04/01/32	45,510	47,920
6.500%, 05/01/32	10,116	10,427
6.500%, 07/01/32	62,908	64,844
6.500%, 08/01/32	41,284	42,714
6.500%, 09/01/32	27,038	27,962
6.500%, 10/01/32	32,658	33,663
6.500%, 09/01/34	2,107	2,172
6.500%, 11/01/34	2,380	2,499
6.500%, 03/01/35	29,305	30,830
6.500%, 09/01/37	53,596	56,412
6.500%, 11/01/37	18,161	19,301
7.000%, 07/01/31	22,705	23,718
7.000%, 09/01/31	69,304	72,177
7.000%, 11/01/31	49,768	51,666
7.000%, 02/01/32	27,600	28,744
7.000%, 03/01/32	3,594	3,758
7.000%, 07/01/32	16,681	17,317
7.500%, 04/01/31	18,485	18,483
7.500%, 05/01/31	6,419	6,394
		50,570,786
Government National Mortgage Association (6.0%)
0.000%, 06/17/45 (c) (d)	107,065	—
1.000%, 12/20/42	34,488	29,146
3.000%, 03/15/45	353,991	325,629
3.000%, 04/15/45	729,952	671,401
3.000%, 05/15/45	37,367	34,393
3.250%, 04/20/33	64,245	62,098
3.250%, 03/20/35	564,609	543,101
3.250%, 11/20/35	323,645	312,120
3.250%, 01/20/36	557,082	534,443
3.500%, 11/15/40	44,165	42,631
3.500%, 04/20/46	227,193	214,902
3.750%, 03/20/46	559,493	538,082
4.000%, 07/20/31	150,739	149,827
4.000%, 04/20/39	131,539	128,759
4.000%, 12/20/40	313,637	308,931
4.000%, 01/15/41	16,417	16,241
4.000%, 02/15/41	134,840	132,714
4.000%, 10/15/41	86,261	84,900
4.000%, 12/20/44	39,040	38,502
4.500%, 06/15/40	90,978	91,728
4.500%, 10/20/52	2,262,164	2,235,833
5.000%, 05/15/33	23,152	23,413
5.000%, 12/15/39	36,216	37,217
5.000%, 01/15/40	302,184	310,235
5.000%, 07/15/40	72,129	73,080
5.500%, 07/15/38	86,354	89,280
5.500%, 10/15/38	108,172	111,571
4.000%, 10/21/54 (b)	4,825,000	4,663,664
4.500%, 10/21/54 (b)	5,450,000	5,379,354
5.000%, 10/15/54 (b)	5,100,000	5,108,691

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

5.500%, 10/15/54 (b)	$3,325,000	$3,356,222
6.495%, 06/20/54 (30 day USD SOFR Average + 1.150%) (c)	1,095,959	1,100,106
		26,748,214
U.S. Treasury (36.8%)
U.S. Treasury Bonds
4.125%, 08/15/44	20,170,000	19,990,361
4.250%, 08/15/54	18,940,000	19,315,841
4.625%, 05/15/44	4,250,000	4,499,687
U.S. Treasury Notes
3.375%, 09/15/27	16,205,000	16,117,645
3.500%, 09/30/26	11,635,000	11,601,368
3.500%, 09/30/29	4,400,000	4,384,187
3.625%, 08/31/29	52,035,000	52,161,022
3.750%, 08/31/26	10,620,000	10,634,520
3.875%, 08/15/34	24,749,000	24,895,947
		163,600,578

Uniform Mortgage-Backed Security (10.7%)
2.000%, 10/15/54, TBA (b)	3,775,000	3,121,601
2.500%, 10/15/54, TBA (b)	8,750,000	7,548,742
3.000%, 10/15/54, TBA (b)	7,525,000	6,755,598
3.500%, 10/15/54, TBA (b)	8,825,000	8,213,800
4.000%, 10/15/54, TBA (b)	4,550,000	4,366,168
4.500%, 10/15/54, TBA (b)	8,625,000	8,475,870
5.000%, 10/15/54, TBA (b)	5,750,000	5,744,160
5.500%, 10/15/54, TBA (b)	3,300,000	3,339,470
		47,565,409
Total government obligations (cost: $336,557,058)		333,162,721

Asset-Backed Securities (7.5%)
AGL CLO 12 Ltd., Series 2021-12A, Class B, 7.144%, 07/20/34 (3-Month USD TERM SOFR + 1.862%) (c) (e)	875,000	875,343
Allegro CLO X Ltd., Series 2019-1A, Class ARR, 6.256%, 04/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (e)	1,100,000	1,100,612
AMMC CLO 28 Ltd., Series 2024-28A, Class A1A, 6.882%, 07/20/37 (3-Month USD TERM SOFR + 1.550%) (c) (e)	1,000,000	1,004,486
Apidos CLO XII Ltd., Series 2013-12A, Class ARR, 6.381%, 04/15/31 (3-Month USD TERM SOFR + 1.080%) (c) (e)	934,981	934,973
Apidos CLO XXV Ltd., Series 2016-25A, Class A1R2, 6.432%, 10/20/31 (3-Month USD TERM SOFR + 1.150%) (c) (e)	886,972	887,699
Barings CLO Ltd., Series 2018-4A, Class A1R, 6.451%, 10/15/30 (3-Month USD TERM SOFR + 1.150%) (c) (e)	1,051,379	1,051,614
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE1, Class M1, 5.924%, 02/25/34 (1-Month USD TERM SOFR + 1.089%) (c)	321,675	323,154
BlueMountain CLO Ltd., Series 2018-3A, Class BR, 7.135%, 10/25/30 (3-Month USD TERM SOFR + 1.850%) (c) (e)	1,200,000	1,194,374
Chase Funding Trust
Series 2002-3, Class 2A1, 5.609%, 08/25/32 (1-Month USD TERM SOFR + 0.754%) (c)	88,293	86,974
Series 2003-2, Class 2A2, 5.529%, 02/25/33 (1-Month USD TERM SOFR + 0.674%) (c)	89,998	89,235
CIFC Funding Ltd., Series 2022-3A, Class A, 6.692%, 04/21/35 (3-Month USD TERM SOFR + 1.410%) (c) (e)	1,250,000	1,251,871
Commonbond Student Loan Trust
Series 2017-AGS, Class C, 5.280%, 05/25/41 (e)	18,377	17,706
Series 2018-AGS, Class A1, 3.210%, 02/25/44 (e)	464,756	436,230
Series 2018-AGS, Class A2, 5.469%, 02/25/44 (1-Month USD TERM SOFR + 0.614%) (c) (e)	86,986	85,684
Series 2019-AGS, Class A1, 2.540%, 01/25/47 (e)	969,276	887,976
Series 2021-AGS, Class A, 1.200%, 03/25/52 (e)	414,429	348,865
Dryden 45 Senior Loan Fund, Series 2016-45A, Class BRR, 6.242%, 10/15/30 (3-Month USD TERM SOFR + 1.650%) (c) (e)	1,100,000	1,100,000
FRTKL Group, Inc., Series 2021-SFR1, Class G, 4.105%, 09/17/38 (e)	1,250,000	1,154,045
Home Partners of America Trust, Series 2021-1, Class A, 1.698%, 09/17/41 (e)	1,566,684	1,364,765
HPS Loan Management Ltd., Series 2021-16A, Class A1, 6.685%, 01/23/35 (3-Month USD TERM SOFR + 1.402%) (c) (e)	1,150,000	1,150,900
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC3, Class A2, 5.529%, 08/25/32 (1-Month USD TERM SOFR + 0.674%) (c)	43,448	43,254
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310%, 01/15/69 (e)	489,410	458,486
Series 2021-BA, Class A, 0.940%, 07/15/69 (e)	1,164,191	1,052,567
Series 2021-FA, Class A, 1.110%, 02/18/70 (e)	1,138,581	1,006,942
Series 2022-A, Class A, 2.230%, 07/15/70 (e)	1,289,856	1,177,267
OCP CLO Ltd., Series 2014-6A, Class A1R2, 6.436%, 10/17/30 (3-Month USD TERM SOFR + 1.150%) (c) (e)	719,406	719,381
Octagon 67 Ltd., Series 2023-1A, Class A1, 7.085%, 04/25/36 (3-Month USD TERM SOFR + 1.800%) (c) (e)	1,100,000	1,101,134
Octagon Investment Partners 46 Ltd., Series 2020-2A, Class BR, 7.213%, 07/15/36 (3-Month USD TERM SOFR + 1.912%) (c) (e)	1,125,000	1,125,532

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Progress Residential Trust
Series 2021-SFR7, Class D, 2.341%, 08/17/40 (e)	$1,525,000	$1,384,613
Series 2021-SFR8, Class F, 3.181%, 10/17/38 (e)	2,000,000	1,875,334
Rad CLO 4 Ltd., Series 2019-4A, Class AR, 6.515%, 04/25/32 (3-Month USD TERM SOFR + 1.230%) (c) (e)	1,057,361	1,058,486
Rockford Tower CLO Ltd.
Series 2019-2A, Class AR2, 5.821%, 08/20/32 (3-Month USD TERM SOFR + 1.130%) (c) (e)	1,200,000	1,200,000
Series 2021-2A, Class B, 7.294%, 07/20/34 (3-Month USD TERM SOFR + 2.012%) (c) (e)	450,000	449,994
Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/31 (e)	69,932	69,683
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D, 1.570%, 01/15/27 (e)	1,500,000	1,454,828
Saxon Asset Securities Trust, Series 2004-1, Class A, 2.091%, 03/25/35 (1-Month USD TERM SOFR + 0.654%) (c)	185,752	161,353
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 02/15/47 (e)	1,547,451	1,360,658
Symphony CLO XX Ltd., Series 2018-20A, Class AR2, 6.386%, 01/16/32 (3-Month USD TERM SOFR + 1.100%) (c) (e)	416,513	416,691
TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 6.422%, 01/20/32 (3-Month USD TERM SOFR + 1.140%) (c) (e)	1,000,000	999,705
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/39 (e)	975,000	901,414
Total asset-backed securities (cost: $34,176,296)		33,363,828

Other Mortgage-Backed Securities (11.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (8.1%)
Agate Bay Mortgage Trust, Series 2015-1, Class B2, 3.631%, 01/25/45 (c) (e)	50,802	49,220
BCAP LLC Trust, Series 2015-RR2, Class 25A3, 3.329%, 10/28/36 (c) (e)	18,590	18,567
Bear Stearns Mortgage Securities, Inc., Series 1996-6, Class B2, 8.000%, 11/25/29	15,844	9,864
CIM Trust
Series 2021-R3, Class A1, 1.951%, 06/25/57 (c) (e)	1,755,382	1,581,221
Series 2023-R3, Class A1A, 4.500%, 01/25/63 (c) (e)	1,537,153	1,518,252
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1, 3.000%, 09/25/64 (c) (e)	77,919	75,761
Series 2021-INV1, Class A7A, 2.500%, 05/25/51 (c) (e)	1,690,480	1,515,230
CSMC Trust
Series 2013-6, Class B4, 3.398%, 08/25/43 (c) (e)	644,671	583,997
Series 2017-HL1, Class A12, 3.500%, 06/25/47 (c) (e)	777,644	714,602
Series 2020-RPL6, Class A1, 3.445%, 03/25/59 (c) (e)	1,832,892	1,828,273
FARM Mortgage Trust, Series 2021-1, Class A, 2.180%, 01/25/51 (c) (e)	1,449,033	1,160,185
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, 4.000%, 08/25/56 (c) (e)	433,673	429,864
Series 2017-3, Class M1, 4.000%, 07/25/56 (c)	100,277	99,848
Series 2021-3, Class TT, 2.000%, 03/25/61	1,005,991	895,704
Federal Home Loan Mortgage Corp. STACR Debt Notes, Series 2017-DNA2, Class M2R, 6.345%, 10/25/29 (30 day USD SOFR Average + 1.064%) (c)	245,005	244,962
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
Series 2015-SC01, Class 1A, 3.500%, 05/25/45	163,710	147,003
Series 2016-SC02, Class 1A, 3.000%, 10/25/46	40,979	36,413
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2016-C05, Class 2M2, 9.845%, 01/25/29 (30 day USD SOFR Average + 4.564%) (c)	454,110	473,409
Federal National Mortgage Association REMICS, Series 2004-33, Class AL, 4.500%, 05/25/34	537,000	535,498
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, 2.500%, 07/25/51 (c) (e)	2,107,707	1,888,652
Series 2021-6INV, Class A6, 2.500%, 08/25/51 (c) (e)	1,894,199	1,696,984
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class B4, 6.559%, 07/25/44 (c) (e)	2,110,021	2,049,050
JP Morgan Mortgage Trust
Series 2014-2, Class B1, 3.415%, 06/25/29 (c) (e)	85,169	81,086
Series 2015-6, Class B4, 3.504%, 10/25/45 (c) (e)	1,375,000	1,027,733
Series 2016-3, Class B3, 3.294%, 10/25/46 (c) (e)	154,765	147,769
Series 2017-2, Class B4, 3.649%, 05/25/47 (c) (e)	2,552,456	2,344,327
Series 2021-13, Class A4, 2.500%, 04/25/52 (c) (e)	3,304,269	2,960,659
Series 2021-4, Class A5, 2.500%, 08/25/51 (c) (e)	2,400,000	1,676,874
Luminent Mortgage Trust, Series 2005-1, Class A1, 5.489%, 11/25/35 (1-Month USD TERM SOFR + 0.634%) (c)	1,230,261	1,169,396
Mellon Residential Funding Corp. Mortgage Pass-Through Trust, Series 1998-2, Class B1, 6.750%, 06/25/28	1,515	1,489
OBX Trust, Series 2022-NQM2, Class A1, 2.969%, 01/25/62 (c) (e)	1,885,384	1,778,994
Sequoia Mortgage Trust
Series 2013-8, Class B4, 3.481%, 06/25/43 (c)	441,116	346,601
Series 2015-1, Class B2, 3.930%, 01/25/45 (c) (e)	101,401	97,976
Series 2015-3, Class B1, 3.730%, 07/25/45 (c) (e)	153,964	149,986
Series 2015-4, Class B2, 3.116%, 11/25/30 (c) (e)	20,585	19,285
Series 2017-1, Class B3, 3.602%, 02/25/47 (c) (e)	907,632	765,150
Shellpoint Co-Originator Trust, Series 2017-1, Class B4, 3.590%, 04/25/47 (c) (e)	1,209,988	953,046
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127%, 06/25/56 (c) (e)	784,075	673,514
Series 2021-6, Class A1, 1.920%, 11/25/66 (c) (e)	1,245,474	1,096,421

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Structured Asset Mortgage Investments, Inc.
Series 1998-2, Class B, 6.750%, 05/02/30 (c)	$5,583	$56
Series 1998-2, Class C, 6.750%, 05/02/30 (c)	3,611	240
Towd Point Mortgage Trust
Series 2015-4, Class M2, 3.750%, 04/25/55 (c) (e)	652,180	647,500
Series 2018-4, Class A1, 3.000%, 06/25/58 (c) (e)	1,513,476	1,434,388
WinWater Mortgage Loan Trust, Series 2015-4, Class B3, 3.700%, 06/20/45 (c) (e)	1,146,737	1,073,767
		35,998,816
Commercial Mortgage-Backed Securities (2.9%)
BAMLL Commercial Mortgage Securities Trust, Series 2014-520M, Class A, 4.325%, 08/15/46 (c) (e)	1,350,000	1,160,755
BB-UBS Trust
Series 2012-SHOW, Class C, 4.160%, 11/05/36 (c) (e)	500,000	485,712
Series 2012-SHOW, Class D, 4.160%, 11/05/36 (c) (e)	500,000	480,711
BX Trust, Series 2022-PSB, Class D, 9.790%, 08/15/39 (1-Month USD TERM SOFR + 4.693%) (c) (e)	662,332	662,125
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5, 3.723%, 03/15/50	1,000,000	974,110
UBS Commercial Mortgage Trust
Series 2017-C1, Class AS, 3.724%, 06/15/50	2,750,000	2,615,006
Series 2017-C6, Class A5, 3.580%, 12/15/50	3,500,000	3,369,234
Series 2017-C7, Class AS, 4.061%, 12/15/50 (c)	1,505,000	1,432,490
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.637%, 06/15/48	1,905,000	1,885,956
		13,066,099
Total other mortgage-backed securities (cost: $53,490,283)		49,064,915

Corporate Obligations (16.3%)
Basic Materials (0.3%)
Chemicals (0.3%)
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (e)	1,205,000	1,054,294
3.468%, 12/01/50 (e)	100,000	70,887
4.375%, 06/01/47	135,000	112,879
		1,238,060
Communications (1.6%)
Broadline Retail (0.1%)
Uber Technologies, Inc., 4.800%, 09/15/34	445,000	444,329
Media (0.9%)
Cable One, Inc., 4.000%, 11/15/30 (e)	101,000	80,508
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (e)	10,000	8,822
4.500%, 08/15/30 (e)	110,000	99,609
4.750%, 03/01/30 (e)	40,000	36,781
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800%, 04/01/31	1,130,000	965,790
3.700%, 04/01/51	685,000	435,856
4.800%, 03/01/50	1,000,000	764,787
CSC Holdings LLC
5.375%, 02/01/28 (e)	175,000	147,414
5.750%, 01/15/30 (e)	100,000	51,758
6.500%, 02/01/29 (e)	529,000	438,240
7.500%, 04/01/28 (e)	50,000	33,423
11.750%, 01/31/29 (e)	108,000	104,392
Sirius XM Radio, Inc., 4.000%, 07/15/28 (e)	50,000	47,175
Time Warner Cable LLC, 5.500%, 09/01/41	535,000	463,505
VZ Secured Financing BV, 5.000%, 01/15/32 (e) (f)	535,000	492,487
		4,170,547
Telecommunication (0.6%)
Altice France SA
5.500%, 10/15/29 (e) (f)	101,000	70,734
8.125%, 02/01/27 (e) (f)	30,000	24,532
CommScope LLC, 4.750%, 09/01/29 (e)	109,000	91,560
Crown Castle Towers LLC, 4.241%, 07/15/48 (e)	625,000	611,980
Frontier Communications Holdings LLC, 8.625%, 03/15/31 (e)	312,000	336,364
Intelsat Jackson Holdings SA, 6.500%, 03/15/30 (e) (f)	146,000	139,702
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.152%, 09/20/29 (e)	350,000	353,408
T-Mobile USA, Inc., 4.700%, 01/15/35	715,000	711,612
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (e)	161,000	143,986
		2,483,878

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Consumer Cyclical (0.8%)
Entertainment (0.5%)
Warnermedia Holdings, Inc.
4.279%, 03/15/32	$185,000	$164,933
5.050%, 03/15/42	1,000,000	816,029
5.141%, 03/15/52	1,795,000	1,384,680
		2,365,642
Passenger Airlines (0.1%)
JetBlue Pass-Through Trust, Series 2020-1, Class A, 4.000%, 05/15/34	663,035	635,819

Retail (0.2%)
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 04/01/29 (e)	310,000	290,068
Michaels Cos., Inc., 7.875%, 05/01/29 (e)	341,000	200,372
Papa John’s International, Inc., 3.875%, 09/15/29 (e)	225,000	208,222
Raising Cane’s Restaurants LLC, 9.375%, 05/01/29 (e)	35,000	37,902
		736,564
Consumer, Non-cyclical (2.1%)
Agricultural Products (0.3%)
Imperial Brands Finance PLC
3.875%, 07/26/29 (e) (f)	30,000	28,926
6.125%, 07/27/27 (e) (f)	470,000	488,702
Reynolds American, Inc., 5.850%, 08/15/45	555,000	554,847
		1,072,475
Biotechnology (0.0%)
Amgen, Inc., 5.650%, 03/02/53	110,000	115,562

Commercial Services (0.0%)
Adtalem Global Education, Inc., 5.500%, 03/01/28 (e)	100,000	99,041

Food Products (0.3%)
Pilgrim’s Pride Corp.
3.500%, 03/01/32	1,320,000	1,172,144
6.875%, 05/15/34	165,000	183,188
		1,355,332
Health Care Providers & Services (0.8%)
Centene Corp., 3.000%, 10/15/30	757,000	678,591
CommonSpirit Health, 4.350%, 11/01/42	405,000	361,752
HAH Group Holding Co. LLC, 9.750%, 10/01/31 (e)	45,000	45,671
IQVIA, Inc., 5.700%, 05/15/28	825,000	856,834
Kedrion SpA, 6.500%, 09/01/29 (e) (f)	305,000	289,750
ModivCare Escrow Issuer, Inc., 5.000%, 10/01/29 (e)	420,000	261,825
Sinai Health System, 3.034%, 01/20/36	1,010,000	952,933
		3,447,356
Pharmaceuticals (0.7%)
1375209 BC Ltd., 9.000%, 01/30/28 (e) (f)	335,000	332,811
Bayer U.S. Finance II LLC
4.375%, 12/15/28 (e)	1,500,000	1,481,435
4.400%, 07/15/44 (e)	1,000,000	818,178
Bayer U.S. Finance LLC, 6.500%, 11/21/33 (e)	200,000	216,667
Grifols SA, 4.750%, 10/15/28 (e) (f)	371,000	347,743
		3,196,834
Energy (1.4%)
Oil & Gas (0.1%)
Ecopetrol SA, 8.875%, 01/13/33 (f)	40,000	42,896
KazMunayGas National Co. JSC, 5.375%, 04/24/30 (f)	500,000	503,800
		546,696
Pipelines (1.3%)
Energy Transfer LP, 6.850%, 02/15/40	1,850,000	2,025,069
Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/34 (e) (f)	387,130	342,827
NGPL PipeCo LLC, 3.250%, 07/15/31 (e)	1,000,000	888,170
Rockies Express Pipeline LLC, 4.950%, 07/15/29 (e)	161,000	153,970
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,500,000	1,780,904
TransMontaigne Partners LP/TLP Finance Corp., 6.125%, 02/15/26	156,000	153,313
Venture Global Calcasieu Pass LLC, 6.250%, 01/15/30 (e)	60,000	62,903

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Venture Global LNG, Inc., 9.500%, 02/01/29 (e)	$143,000	$160,659
		5,567,815
Financial (7.8%)
Banks (5.1%)
Bank of America Corp.
1.922%, 10/24/31 (SOFRRATE + 1.370%) (c)	710,000	611,193
2.592%, 04/29/31 (SOFRRATE + 2.150%) (c)	590,000	534,801
2.884%, 10/22/30 (3-Month USD TERM SOFR + 1.452%) (c)	2,410,000	2,236,842
Citigroup, Inc.
1.281%, 11/03/25 (SOFRRATE + 0.528%) (c)	2,625,000	2,614,807
2.520%, 11/03/32 (SOFRRATE + 1.177%) (c)	215,000	186,283
Goldman Sachs Group, Inc.
1.431%, 03/09/27 (SOFRRATE + 0.798%) (c)	555,000	530,800
2.383%, 07/21/32 (SOFRRATE + 1.248%) (c)	600,000	519,912
HSBC Holdings PLC, 2.357%, 08/18/31 (SOFRRATE + 1.947%) (c) (f)	1,155,000	1,014,718
JPMorgan Chase & Co.
1.040%, 02/04/27 (3-Month USD TERM SOFR + 0.695%) (c)	2,500,000	2,389,902
1.470%, 09/22/27 (SOFRRATE + 0.765%) (c)	910,000	861,803
2.580%, 04/22/32 (3-Month USD TERM SOFR + 1.250%) (c)	275,000	244,997
Morgan Stanley
1.164%, 10/21/25 (SOFRRATE + 0.560%) (c)	800,000	798,377
1.928%, 04/28/32 (SOFRRATE + 1.020%) (c)	769,000	651,910
PNC Financial Services Group, Inc.
5.676%, 01/22/35 (SOFRRATE + 1.902%) (c)	85,000	90,011
6.875%, 10/20/34 (SOFRRATE + 2.284%) (c)	470,000	537,628
Santander U.K. Group Holdings PLC, 2.469%, 01/11/28 (SOFRRATE + 1.220%) (c) (f)	2,000,000	1,905,181
U.S. Bancorp
3.000%, 07/30/29	765,000	718,314
Series J, 5.300%, 04/15/27 (3-Month USD TERM SOFR + 3.176%) (c)	800,000	793,934
5.678%, 01/23/35 (SOFRRATE + 1.860%) (c)	160,000	169,322
5.836%, 06/12/34 (SOFRRATE + 2.260%) (c)	40,000	42,662
Wells Fargo & Co.
2.393%, 06/02/28 (SOFRRATE + 2.100%) (c)	3,390,000	3,222,335
2.879%, 10/30/30 (3-Month USD TERM SOFR + 1.432%) (c)	750,000	694,554
3.000%, 10/23/26	1,100,000	1,074,908
4.897%, 07/25/33 (SOFRRATE + 2.100%) (c)	195,000	196,942
		22,642,136
Financial Services (0.7%)
Air Lease Corp., 3.250%, 10/01/29	1,500,000	1,408,929
Avolon Holdings Funding Ltd., 2.528%, 11/18/27 (e) (f)	1,500,000	1,400,213
GGAM Finance Ltd.
8.000%, 02/15/27 (e) (f)	90,000	94,045
8.000%, 06/15/28 (e) (f)	126,000	135,064
Helios Leasing I LLC, 1.825%, 05/16/25	10,383	10,267
		3,048,518
Insurance (0.8%)
Athene Global Funding, 1.985%, 08/19/28 (e)	1,000,000	906,981
Farmers Insurance Exchange, 4.747%, 11/01/57 (3-Month USD LIBOR + 3.231%) (c) (e)	500,000	410,604
Metropolitan Life Global Funding I, 5.150%, 03/28/33 (e)	290,000	300,390
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,125,000	1,852,475
		3,470,450
Investment Companies (0.1%)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375%, 02/01/29	20,000	17,511
9.000%, 06/15/30 (e)	186,000	187,550
9.750%, 01/15/29 (e)	120,000	124,484
		329,545
Real Estate Investment Trust — Health Care (0.1%)
Healthcare Realty Holdings LP, 3.100%, 02/15/30	630,000	578,482

Real Estate Investment Trust — Office Property (0.1%)
Hudson Pacific Properties LP
3.250%, 01/15/30	740,000	560,977
4.650%, 04/01/29	120,000	99,614
5.950%, 02/15/28	15,000	13,732
		674,323

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Residential REITs (0.1%)
Invitation Homes Operating Partnership LP
2.000%, 08/15/31	$60,000	$50,313
2.700%, 01/15/34	460,000	384,417
5.500%, 08/15/33	100,000	102,863
		537,593
Savings and Loans (0.1%)
Nationwide Building Society, 2.972%, 02/16/28 (SOFRRATE + 1.290%) (c) (e) (f)	295,000	284,404

Specialized REITs (0.6%)
American Assets Trust LP, 6.150%, 10/01/34	405,000	409,255
American Tower Corp., 2.700%, 04/15/31	920,000	820,622
GLP Capital LP/GLP Financing II, Inc.
4.000%, 01/15/30	460,000	439,335
5.300%, 01/15/29	310,000	315,427
VICI Properties LP/VICI Note Co., Inc., 3.875%, 02/15/29 (e)	665,000	637,050
		2,621,689
Storage REITs (0.1%)
Extra Space Storage LP
2.400%, 10/15/31	70,000	60,171
2.550%, 06/01/31	500,000	434,955
		495,126
Industrials (0.5%)
Aerospace & Defense (0.2%)
Boeing Co.
5.805%, 05/01/50	445,000	429,741
6.528%, 05/01/34 (e)	215,000	230,784
		660,525
Construction & Engineering (0.0%)
Artera Services LLC, 8.500%, 02/15/31 (e)	80,000	79,219

Machinery (0.0%)
OT Merger Corp., 7.875%, 10/15/29 (e)	126,000	51,660

Packaging & Containers (0.3%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (e) (f)	65,000	58,493
5.250%, 08/15/27 (e) (f)	446,000	332,645
Berry Global, Inc., 5.500%, 04/15/28	1,000,000	1,024,247
		1,415,385
Information Technology (0.0%)
Software (0.0%)
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 8.750%, 05/01/29 (e)	40,000	40,880
Open Text Corp., 6.900%, 12/01/27 (e) (f)	85,000	89,663
		130,543
Utilities (1.8%)
Electric Utilities (0.9%)
Alpha Generation LLC, 6.750%, 10/15/32 (e)	80,000	81,203
Duke Energy Carolinas LLC, 4.250%, 12/15/41	1,280,000	1,159,249
Duke Energy Florida LLC, 5.875%, 11/15/33	20,000	21,864
Entergy Mississippi LLC, 3.250%, 12/01/27	500,000	483,914
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	1,544,569
Niagara Mohawk Power Corp., 4.278%, 10/01/34 (e)	490,000	455,248
		3,746,047
Gas Utilities (0.9%)
East Ohio Gas Co., 1.300%, 06/15/25 (e)	1,380,000	1,344,448
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,410,000	1,016,621
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	1,105,000	1,095,942
4.400%, 05/30/47	775,000	672,698
		4,129,709
Total corporate obligations (cost: $73,220,791)		72,371,304

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Bank Loans (1.4%)
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 6.595%, 09/20/30 (1-Month USD TERM SOFR + 1.750%) (c) (e)	$73,317	$72,543
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 8.710%, 10/01/25 (1-Month USD TERM SOFR + 3.750%) (c) (e)	9,579	9,256
Acrisure LLC, 2024 Term Loan B Tranche Convertible, 7.961%, 02/15/27 (1-Month USD TERM SOFR + 3.000%) (c) (e)	128,885	128,321
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 8.701%, 07/31/28 (1-Month USD TERM SOFR + 3.500%) (c) (e)	27,658	27,614
Alliance Laundry Systems LLC, 2024 Term Loan B, 8.345%, 08/09/31 (1-Month USD TERM SOFR + 3.500%) (c) (e)	48,427	48,487
Alpha Generation LLC, Term Loan B, 7.595%, 09/19/31 (1-Month USD TERM SOFR + 2.750%) (b) (c) (e)	70,055	70,055
Altice France SA, 2023 USD Term Loan B14, 10.801%, 08/15/28 (3-Month USD TERM SOFR + 5.500%) (c) (e) (f)	44,746	33,485
Arches Buyer, Inc., 2021 Term Loan B, 8.195%, 12/06/27 (1-Month USD TERM SOFR + 3.250%) (c) (e)	37,270	35,682
Artera Services LLC, 2024 Term Loan, 9.104%, 02/15/31 (3-Month USD TERM SOFR + 4.500%) (c) (e)	49,533	48,129
Asurion LLC, 2022 Term Loan B10, 8.945%, 08/19/28 (1-Month USD TERM SOFR + 4.000%) (c) (e)	245,000	240,789
Avolon TLB Borrower 1 U.S. LLC, 2023 Term Loan B6, 6.961%, 06/22/28 (1-Month USD TERM SOFR + 2.000%) (c) (e)	77,640	77,799
Banff Merger Sub, Inc., 2024 Term Loan B, 9.005%, 07/30/31 (3-Month USD TERM SOFR + 3.750%) (c) (e)	57,441	57,277
Bausch & Lomb Corp.
2023 Incremental Term Loan, 8.845%, 09/29/28 (1-Month USD TERM SOFR + 4.000%) (c) (e)	56,606	56,464
Term Loan, 8.270%, 05/10/27 (1-Month USD TERM SOFR + 3.250%) (c) (e)	25,051	24,937
Berry Global, Inc., 2023 Term Loan AA, 7.316%, 07/01/29 (3-Month USD TERM SOFR + 1.750%) (c) (e)	299,739	300,488
Boost Newco Borrower LLC, 2024 USD Term Loan B, 7.104%, 01/31/31 (c) (e) (g)	22,754	22,738
Buzz Finco LLC, Term Loan B, 7.695%, 01/29/27 (1-Month USD TERM SOFR + 2.750%) (c) (e)	32,814	32,664
Caesars Entertainment, Inc., 2024 Term Loan B1, 7.595%, 02/06/31 (1-Month USD TERM SOFR + 2.750%) (c) (e)	88,495	88,399
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 7.034%, 02/22/28 (1-Month USD TERM SOFR + 2.000%) (c) (e)	131,938	131,773
CCI Buyer, Inc., Term Loan, 8.604%, 12/17/27 (3-Month USD TERM SOFR + 4.000%) (c) (e)	39,820	39,740
Central Parent, Inc., 2024 Term Loan B, 7.854%, 07/06/29 (3-Month USD TERM SOFR + 3.250%) (c) (e)	50,000	49,393
Chemours Co., 2023 USD Term Loan B, 8.345%, 08/18/28 (1-Month USD TERM SOFR + 3.500%) (c) (e)	88,266	88,128
City Brewing Co. LLC
2024 First Lien Second Out PIK Term Loan, 10.563%, 04/05/28 (3-Month USD TERM SOFR + 3.500%) (c) (e)	65,615	32,808
2024 First Out New Money Term Loan, 11.551%, 04/05/28 (3-Month USD TERM SOFR + 6.250%) (c) (e)	18,210	15,934
2024 FLFO Roll Up Term Loan, 9.063%, 04/05/28 (3-Month USD TERM SOFR + 3.500%) (c) (e)	43,744	35,432
Clean Harbors, Inc., 2023 Term Loan, 6.710%, 10/08/28 (1-Month USD TERM SOFR + 1.750%) (c) (e)	84,175	84,267
Corporation Service Co., Term Loan B, 7.345%, 11/02/29 (1-Month USD TERM SOFR + 2.500%) (c) (e)	64,049	64,009
CSC Holdings LLC, 2019 Term Loan B5, 7.460%, 04/15/27 (1-Month USD TERM SOFR + 2.500%) (c) (e)	62,977	57,529
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.354%, 04/09/27 (3-Month USD TERM SOFR + 3.750%) (c) (e)	21,006	20,553
Delivery Hero SE, 2024 USD Term Loan B, 0.000%, 12/12/29 (3-Month USD TERM SOFR + 5.000%) (b) (c) (e) (g)	27,416	27,467
EagleView Technology Corp., 2018 Add On Term Loan B, 8.366%, 08/14/25 (3-Month USD TERM SOFR + 3.500%) (c) (e)	179,459	170,748
Edgewater Generation LLC, 2024 Term Loan B, 9.095%, 08/01/30 (1-Month USD TERM SOFR + 4.250%) (c) (e)	22,819	22,996
First Brands Group LLC, 2021 Term Loan, 10.252%, 03/30/27 (3-Month USD TERM SOFR + 5.000%) (b) (c) (e)	18,186	17,981
Gainwell Acquisition Corp., Term Loan B, 8.704%, 10/01/27 (3-Month USD TERM SOFR + 4.000%) (c) (e)	244,289	231,769
Gen Digital, Inc., 2021 Term Loan A, 6.445%, 09/10/27 (1-Month USD TERM SOFR + 1.500%) (c) (e)	96,717	96,550
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 7.402%, 11/15/27 (3-Month USD TERM SOFR + 2.000%) (c) (e)	65,363	63,402
Healthpeak Properties, Inc.
2024 Term Loan A3, 0.000%, 03/01/29 (b) (c) (e) (g)	280,012	272,312
Term Loan A1, 6.455%, 08/20/27 (1-Month USD TERM SOFR + 1.600%) (c) (e)	138,742	135,621
Term Loan A2, 6.455%, 02/22/27 (1-Month USD TERM SOFR + 1.600%) (c) (e)	138,742	135,621
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 6.605%, 11/08/30 (1-Month USD TERM SOFR + 1.750%) (c) (e)	15,727	15,703
HUB International Ltd., 2024 1st Lien Term Loan B, 8.225%, 06/20/30 (3-Month USD TERM SOFR + 3.000%) (c) (e)	46,084	46,006
II-VI, Inc., 2024 Term Loan B, 7.345%, 07/02/29 (1-Month USD TERM SOFR + 2.500%) (c) (e)	17,290	17,272
Indy U.S. Bidco LLC, 2024 USD Term Loan B, 9.595%, 03/06/28 (1-Month USD TERM SOFR + 4.750%) (c) (e)	22,587	22,474
Iron Mountain, Inc., 2023 Term Loan B, 6.845%, 01/31/31 (1-Month USD TERM SOFR + 2.000%) (c) (e)	36,292	36,020
Jane Street Group LLC, 2024 Term Loan B, 7.460%, 01/26/28 (1-Month USD TERM SOFR + 2.500%) (c) (e)	69,888	69,788
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, 7.095%, 05/05/28 (1-Month USD TERM SOFR + 2.250%) (c) (e)	221,025	220,718
KFC Holding Co., 2021 Term Loan B, 6.879%, 03/15/28 (1-Month USD TERM SOFR + 1.750%) (c) (e)	58,511	58,701
Lackawanna Energy Center LLC
Term Loan B2, 0.000%, 08/06/29 (3-Month USD TERM SOFR + 4.250%) (b) (c) (e) (g)	11,158	11,241
Term Loan C, 0.000%, 08/06/29 (3-Month USD TERM SOFR + 4.250%) (b) (c) (e) (g)	2,432	2,450
Match Group, Inc., 2020 Term Loan B, 6.714%, 02/13/27 (3-Month USD TERM SOFR + 1.750%) (c) (e)	14,547	14,493

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

Medline Borrower LP, 2024 Term Loan B, 7.595%, 10/23/28 (1-Month USD TERM SOFR + 2.750%) (c) (e)	$97,138	$97,138
MH Sub I LLC, 2023 Term Loan, 9.095%, 05/03/28 (1-Month USD TERM SOFR + 4.250%) (c) (e)	23,256	23,087
Modivcare, Inc., 2024 Term Loan B, 10.085%, 07/01/31 (3-Month USD TERM SOFR + 4.750%) (c) (e)	190,322	179,378
Naked Juice LLC
2nd Lien Term Loan, 10.704%, 01/24/30 (3-Month USD TERM SOFR + 6.000%) (c) (e)	38,193	23,178
Term Loan, 7.954%, 01/24/29 (3-Month USD TERM SOFR + 3.250%) (c) (e)	244,987	199,940
Peer Holding III BV, 2024 USD Term Loan B5, 3.046%, 07/01/31 (3-Month USD TERM SOFR + 3.000%) (b) (c) (e)	79,250	79,382
Pre-Paid Legal Services, Inc., 2021 Term Loan, 8.710%, 12/15/28 (1-Month USD TERM SOFR + 3.750%) (c) (e)	244,361	243,954
PUG LLC, 2024 Extended Term Loan B, 9.595%, 03/15/30 (1-Month USD TERM SOFR + 4.750%) (c) (e)	24,563	24,471
Quartz Acquireco LLC, 2024 Term Loan B1, 0.000%, 06/28/30 (3-Month USD TERM SOFR + 2.750%) (b) (c) (e) (g)	50,283	50,031
RealPage, Inc., 1st Lien Term Loan, 7.960%, 04/24/28 (1-Month USD TERM SOFR + 3.000%) (c) (e)	27,658	26,828
Renaissance Holding Corp., 2024 Term Loan, 9.095%, 04/05/30 (1-Month USD TERM SOFR + 4.250%) (c) (e)	43,619	43,570
Research Now Group, Inc.
2024 First Lien First Out Term Loan, 10.380%, 07/15/28 (3-Month USD TERM SOFR + 5.000%) (c) (e)	15,408	15,383
2024 First Lien Second Out Term Loan, 10.880%, 10/15/28 (3-Month USD TERM SOFR + 5.500%) (c) (e)	26,613	24,500
Ryan LLC, Term Loan, 0.000%, 11/14/30 (3-Month USD TERM SOFR + 3.500%) (b) (c) (e) (g)	28,222	27,869
Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 9.945%, 06/30/28 (1-Month USD TERM SOFR + 5.000%) (c) (e)	21,190	20,104
SBA Senior Finance II LLC, 2024 1st Lien Term Loan B, 0.000%, 01/25/31 (b) (c) (e) (g)	47,649	47,649
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 8.252%, 07/31/31 (3-Month USD TERM SOFR + 3.000%) (c) (e)	24,093	24,040
Showtime Acquisition LLC, 2024 1st Lien Term Loan, 9.871%, 08/13/31 (c) (e) (g)	72,591	71,866
South Field Energy LLC, Term Loan B, 8.354%, 08/29/31 (3-Month USD TERM SOFR + 3.750%) (c) (e)	18,269	18,330
South Field LLC, Term Loan C, 8.354%, 08/29/31 (3-Month USD TERM SOFR + 3.750%) (c) (e)	1,121	1,124
Spin Holdco, Inc., 2021 Term Loan, 9.256%, 03/04/28 (3-Month USD TERM SOFR + 4.000%) (c) (e)	244,304	212,748
Star Parent, Inc., Term Loan B, 8.409%, 09/27/30 (3-Month USD TERM SOFR + 3.750%) (c) (e)	45,504	44,178
Telenet Financing USD LLC, 2020 USD Term Loan AR, 7.211%, 04/30/28 (1-Month USD TERM SOFR + 2.000%) (c) (e)	34,447	33,203
Trans Union LLC
2024 Term Loan B7, 6.845%, 12/01/28 (1-Month USD TERM SOFR + 2.000%) (c) (e)	43,394	43,351
2024 Term Loan B8, 6.595%, 06/24/31 (1-Month USD TERM SOFR + 1.750%) (c) (e)	18,717	18,683
TransDigm, Inc., 2024 Term Loan I, 7.354%, 08/24/28 (3-Month USD TERM SOFR + 2.750%) (c) (e)	90,631	90,574
Triton Water Holdings, Inc., Term Loan, 8.115%, 03/31/28 (3-Month USD TERM SOFR + 3.250%) (c) (e)	35,888	35,811
TruGreen LP, 2020 Term Loan, 8.955%, 11/02/27 (1-Month USD TERM SOFR + 4.000%) (c) (e)	244,924	236,352
United Natural Foods, Inc., 2024 Term Loan, 9.595%, 05/01/31 (1-Month USD TERM SOFR + 4.750%) (c) (e)	74,264	74,264
Virgin Media Bristol LLC, USD Term Loan N, 7.711%, 01/31/28 (1-Month USD TERM SOFR + 2.500%) (c) (e)	68,727	65,771
Vistra Operations Co. LLC, 1st Lien Term Loan B3, 6.845%, 12/20/30 (1-Month USD TERM SOFR + 2.000%) (c) (e)	13,537	13,530
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 7.710%, 05/18/25 (1-Month USD TERM SOFR + 2.750%) (c) (e)	40,188	40,171
Xerox Holdings Corp.,
2023 Term Loan B, 8.604%, 11/17/29 (3-Month USD TERM SOFR + 4.000%) (c) (e)	31,856	31,706
2023 Term Loan B, 8.845%, 11/17/29 (1-Month USD TERM SOFR + 4.000%) (c) (e)	24,356	24,242
Zayo Group Holdings, Inc., USD Term Loan, 7.970%, 03/09/27 (1-Month USD TERM SOFR + 3.000%) (c) (e)	193,315	176,158
Total Bank Loans (cost: $6,145,835)		6,066,590

Foreign Bonds (0.6%)
Brazil Government International Bonds, 6.125%, 03/15/34 (f)	200,000	203,808
Colombia Government International Bonds, 3.000%, 01/30/30 (f)	300,000	256,850
Costa Rica Government International Bonds, 6.550%, 04/03/34 (f)	200,000	212,555
Dominican Republic International Bonds, 4.875%, 09/23/32 (f)	150,000	142,572
Hungary Government International Bonds, 2.125%, 09/22/31 (f)	250,000	207,188
Mexico Government International Bonds
2.659%, 05/24/31 (f)	313,000	268,742
4.875%, 05/19/33 (f)	287,000	274,886
Panama Government International Bonds, 2.252%, 09/29/32 (f)	250,000	193,088
Paraguay Government International Bonds, 3.849%, 06/28/33 (f)	200,000	182,628
Republic of South Africa Government International Bonds
4.850%, 09/30/29 (f)	200,000	194,100
5.875%, 06/22/30 (f)	200,000	201,760
Romania Government International Bonds, 3.000%, 02/14/31 (f)	300,000	261,671
Total Foreign Bonds (cost: $2,500,773)		2,599,848
Total long-term debt securities (cost: $506,091,036)		496,629,206

Shares
Short-Term Securities (4.2%)
Investment Companies (3.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	13,335,204	13,335,204

See accompanying notes to investments in securities.

SFT Core Bond Fund

Investments in Securities – continued

U.S. Government Agencies and Obligations (1.2%)
U.S. Treasury Bills
4.741%, 11/14/24	$2,415,000	$2,401,249
4.756%, 10/29/24	3,110,000	3,098,540
Total U.S. Government Agencies and Obligations (cost: $5,497,199)		5,499,789
Total short-term securities (cost: $18,832,403)		18,834,993
Total investments in securities (cost: $524,923,439)		515,464,199
Liabilities in excess of cash and other assets (-15.9%)		(70,552,913)
Total net assets (100.0%)		$444,911,286

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in Note 2 of the notes to investments in securities.
(b)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2024 the total cost of investments issued on a when-issued or forward commitment basis was $72,790,737.
(c)	Variable rate security.
(d)	Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.
(e)	Security sold within terms of a private placement memorandum exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(f)	Foreign security: the Fund held 2.5% of net assets in foreign securities at September 30, 2024.
(g)	Unsettled security, coupon rate undetermined at September 30, 2024.

Holdings of Open Futures Contracts On September 30, 2024, no cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation) (a)
2 Year U.S. Treasury Note	December 2024	304	Long	$63,136,481	$63,305,625	$169,144
5 Year U.S. Treasury Note	December 2024	121	Long	13,254,186	13,295,820	41,634
10 Year U.S. Treasury Note	December 2024	38	Short	(4,342,943)	(4,342,687)	256
10 Year U.S. Ultra	December 2024	7	Long	825,739	828,078	2,339
					$73,086,836	$213,373

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities

September 30, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Communication Services (8.5%)
Entertainment (1.8%)
Electronic Arts, Inc.	82,416	$11,821,751

Interactive Media & Services (6.7%)
Alphabet, Inc. Class A	233,100	38,659,635
Alphabet, Inc. Class C	26,053	4,355,801
		43,015,436
Consumer Discretionary (11.2%)
Automobiles (1.5%)
Ferrari NV (b)	20,162	9,478,358

Broadline Retail (6.6%)
Amazon.com, Inc. (c)	227,803	42,446,533

Hotels, Restaurants & Leisure (1.3%)
Booking Holdings, Inc.	2,007	8,453,725

Specialty Retail (0.3%)
Home Depot, Inc.	5,294	2,145,129

Textiles, Apparel & Luxury Goods (1.5%)
LVMH Moet Hennessy Louis Vuitton SE ADR (b)	65,261	10,024,742

Consumer Staples (2.5%)
Beverages (2.5%)
Coca-Cola Co.	222,655	15,999,988

Financial (11.3%)
Capital Markets (6.1%)
Intercontinental Exchange, Inc.	125,962	20,234,536
MSCI, Inc.	17,037	9,931,378
S&P Global, Inc.	18,056	9,328,091
		39,494,005
Financial Services (5.2%)
Visa, Inc. Class A	122,536	33,691,273

Health Care (11.5%)
Health Care Equipment & Supplies (3.4%)
Cooper Cos., Inc. (c)	93,974	10,369,091
Intuitive Surgical, Inc. (c)	24,215	11,896,103
		22,265,194
Health Care Providers & Services (4.2%)
UnitedHealth Group, Inc.	45,841	26,802,316

Health Care Technology (1.1%)
Veeva Systems, Inc. Class A (c)	33,619	7,055,620

Life Sciences Tools & Services (2.8%)
Danaher Corp.	65,255	18,142,195

Industrials (8.1%)
Commercial Services & Supplies (2.5%)
Waste Connections, Inc. (b)	90,133	16,117,583

Ground Transportation (0.8%)
JB Hunt Transport Services, Inc.	28,830	4,968,274

Professional Services (4.8%)
Broadridge Financial Solutions, Inc.	50,917	10,948,683
Equifax, Inc.	43,135	12,675,651
TransUnion	22,922	2,399,933
Verisk Analytics, Inc.	19,800	5,305,608
		31,329,875

See accompanying notes to investments in securities.

SFT Delaware IvySM Growth Fund

Investments in Securities – continued

Information Technology (43.0%)
Communications Equipment (3.0%)
Motorola Solutions, Inc.	42,778	$19,234,272

IT Services (2.2%)
VeriSign, Inc. (c)	73,948	14,047,162

Semiconductors & Semiconductor Equipment (11.3%)
NVIDIA Corp.	528,576	64,190,270
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (b)	49,323	8,565,925
		72,756,195
Software (19.5%)
Autodesk, Inc. (c)	25,487	7,021,159
Intuit, Inc.	25,828	16,039,188
Microsoft Corp.	195,112	83,956,693
Salesforce, Inc.	59,020	16,154,364
Synopsys, Inc. (c)	6,002	3,039,353
		126,210,757
Technology Hardware Storage & Peripherals (7.0%)
Apple, Inc.	194,322	45,277,026

Real Estate (3.2%)
Real Estate Management & Development (2.1%)
CoStar Group, Inc. (c)	182,609	13,776,023

Specialized REITs (1.1%)
Equinix, Inc.	7,914	7,024,704
Total common stocks (cost: $308,875,445)		641,578,136

Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	4,874,175	4,874,175
Total short-term securities (cost: $4,874,175)		4,874,175
Total investments in securities (cost: $313,749,620)		646,452,311
Liabilities in excess of cash and other assets (-0.1%)		(402,614)
Total net assets (100.0%)		$646,049,697

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Foreign security: the Fund held 6.8% of net assets in foreign securities at September 30, 2024.
(c)	Non-income producing security.

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities

September 30, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.8%)
Communication Services (1.7%)
Entertainment (1.7%)
IMAX Corp. (b) (c)	134,241	$2,753,283

Consumer Discretionary (12.3%)
Automobile Components (1.8%)
Modine Manufacturing Co. (b)	22,250	2,954,578

Broadline Retail (0.9%)
Ollie's Bargain Outlet Holdings, Inc. (b)	14,754	1,434,089

Diversified Consumer Services (1.1%)
Universal Technical Institute, Inc. (b)	103,112	1,676,601

Hotels, Restaurants & Leisure (3.5%)
Light & Wonder, Inc. (b)	24,881	2,257,453
Red Rock Resorts, Inc. Class A	62,146	3,383,228
		5,640,681
Household Durables (2.6%)
Installed Building Products, Inc.	9,970	2,455,312
Meritage Homes Corp.	8,645	1,772,830
		4,228,142
Leisure Product (1.1%)
Acushnet Holdings Corp.	28,277	1,802,659

Specialty Retail (1.3%)
Abercrombie & Fitch Co. Class A (b)	14,461	2,023,094

Consumer Staples (2.7%)
Beverages (1.1%)
MGP Ingredients, Inc.	21,028	1,750,581

Food Products (0.4%)
Vital Farms, Inc. (b)	20,232	709,536

Personal Care Products (1.2%)
BellRing Brands, Inc. (b)	30,425	1,847,406

Energy (1.6%)
Energy Equipment & Services (1.6%)
Cactus, Inc. Class A	20,619	1,230,336
Weatherford International PLC (c)	15,549	1,320,421
		2,550,757
Financial (7.6%)
Banks (2.0%)
Western Alliance Bancorp	36,952	3,195,979

Capital Markets (4.1%)
Hamilton Lane, Inc. Class A	15,718	2,646,754
Houlihan Lokey, Inc.	15,164	2,396,215
WisdomTree, Inc.	148,211	1,480,628
		6,523,597
Insurance (1.5%)
Palomar Holdings, Inc. (b)	26,363	2,495,785

Health Care (23.9%)
Biotechnology (9.8%)
ADMA Biologics, Inc. (b)	82,675	1,652,673
Halozyme Therapeutics, Inc. (b)	32,975	1,887,489
Ideaya Biosciences, Inc. (b)	52,763	1,671,532
Insmed, Inc. (b)	20,983	1,531,759
Kiniksa Pharmaceuticals International PLC (b) (c)	37,279	931,602
Vaxcyte, Inc. (b)	14,947	1,707,994
Veracyte, Inc. (b)	59,177	2,014,385

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Vericel Corp. (b)	76,262	$3,222,070
Viking Therapeutics, Inc. (b)	16,139	1,021,760
		15,641,264
Health Care Equipment & Supplies (5.1%)
Inari Medical, Inc. (b)	17,550	723,762
Integer Holdings Corp. (b)	26,863	3,492,190
PROCEPT BioRobotics Corp. (b)	15,236	1,220,708
TransMedics Group, Inc. (b)	17,379	2,728,503
		8,165,163
Health Care Providers & Services (3.7%)
Encompass Health Corp.	29,880	2,887,603
HealthEquity, Inc. (b)	21,594	1,767,469
Option Care Health, Inc. (b)	43,173	1,351,315
		6,006,387
Health Care Technology (0.8%)
Evolent Health, Inc. Class A (b)	44,100	1,247,148

Pharmaceuticals (4.5%)
ANI Pharmaceuticals, Inc. (b)	40,216	2,399,287
Axsome Therapeutics, Inc. (b)	21,485	1,930,857
Harmony Biosciences Holdings, Inc. (b)	23,273	930,920
Intra-Cellular Therapies, Inc. (b)	10,097	738,797
Tarsus Pharmaceuticals, Inc. (b)	36,737	1,208,280
		7,208,141
Industrials (20.9%)
Aerospace & Defense (3.0%)
AAR Corp. (b)	21,726	1,420,011
AeroVironment, Inc. (b)	7,823	1,568,511
Leonardo DRS, Inc. (b)	62,480	1,763,186
		4,751,708
Commercial Services & Supplies (4.1%)
ACV Auctions, Inc. Class A (b)	114,346	2,324,654
Clean Harbors, Inc. (b)	17,505	4,231,134
		6,555,788
Construction & Engineering (1.8%)
Construction Partners, Inc. Class A (b)	42,697	2,980,250

Electrical Equipment (1.2%)
American Superconductor Corp. (b)	81,876	1,932,274

Machinery (2.9%)
Federal Signal Corp.	49,078	4,586,830

Marine Transportation (1.1%)
Kirby Corp. (b)	14,976	1,833,512

Professional Services (6.8%)
CBIZ, Inc. (b)	38,548	2,593,895
Parsons Corp. (b)	47,427	4,917,231
Verra Mobility Corp. (b)	122,778	3,414,456
		10,925,582
Information Technology (22.4%)
Communications Equipment (1.4%)
Harmonic, Inc. (b)	124,992	1,821,133
Lumentum Holdings, Inc. (b)	7,412	469,773
		2,290,906
Electronic Equipment, Instruments & Components (3.2%)
Advanced Energy Industries, Inc.	18,688	1,966,725
Fabrinet (b) (c)	4,370	1,033,243
OSI Systems, Inc. (b)	14,357	2,179,823
		5,179,791
Semiconductors & Semiconductor Equipment (2.6%)
Onto Innovation, Inc. (b)	6,024	1,250,342
Rambus, Inc. (b)	36,092	1,523,804

See accompanying notes to investments in securities.

SFT Delaware IvySM Small Cap Growth Fund

Investments in Securities – continued

Veeco Instruments, Inc. (b)	39,439	$1,306,614
		4,080,760
Software (15.2%)
Agilysys, Inc. (b)	15,588	1,698,624
Altair Engineering, Inc. Class A (b)	17,210	1,643,727
AvePoint, Inc. (b)	109,123	1,284,378
Box, Inc. Class A (b)	7,329	239,878
Braze, Inc. Class A (b)	41,479	1,341,431
Clearwater Analytics Holdings, Inc. Class A (b)	22,458	567,065
CyberArk Software Ltd. (b) (c)	20,692	6,033,994
Descartes Systems Group, Inc. (b) (c)	24,347	2,506,767
Monday.com Ltd. (b) (c)	7,568	2,102,163
Rubrik, Inc. Class A (b)	21,820	701,513
Sprout Social, Inc. Class A (b)	39,265	1,141,434
Tenable Holdings, Inc. (b)	34,167	1,384,447
Varonis Systems, Inc. (b)	64,575	3,648,487
		24,293,908
Materials (3.7%)
Chemicals (0.8%)
Aspen Aerogels, Inc. (b)	45,192	1,251,366

Metals & Mining (2.9%)
ATI, Inc. (b)	68,734	4,598,992
Total common stocks (cost: $124,195,919)		155,116,538

Mutual Funds (1.1%)
Investment Companies (1.1%)
iShares Russell 2000 Growth ETF (d)	6,486	1,842,024
Total mutual funds (cost: $1,450,044)		1,842,024

Short-Term Securities (1.8%)
Investment Companies (1.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	2,894,129	2,894,129
Total short-term securities (cost: $2,894,129)		2,894,129
Total investments in securities (cost: $128,540,092)		159,852,691
Cash and other assets in excess of liabilities (0.3%)		420,778
Total net assets (100.0%)		$160,273,469

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 10.4% of net assets in foreign securities at September 30, 2024.
(d)	Reports and other information about these investment companies are available in the EDGAR database on the SEC's website at www.sec.gov.

See accompanying notes to investments in securities.

SFT Equity Stabilization Fund
Investments in Securities
September 30, 2024
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (92.0%)
Investment Companies (92.0%)
BlackRock Short Duration Bond ETF (b)	318,620	$16,326,089
iShares Core High Dividend ETF (b)	473,702	55,716,829
iShares Edge MSCI Minimum Volatility EAFE ETF (b)	966,948	74,164,911
iShares Edge MSCI Minimum Volatility Emerging Markets ETF (b)	347,420	21,783,234
iShares Edge MSCI Minimum Volatility USA ETF (b) (c)	1,086,062	99,168,321
iShares MSCI Germany ETF (b)	448,182	15,166,479
Total mutual funds (cost: $207,039,842)		282,325,863

Short-Term Securities (5.7%)
Investment Companies (5.7%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	17,338,530	17,338,530
Total investments excluding purchased options (cost: $224,378,372)		299,664,393
Total purchased options outstanding (0.0%) (cost: $92,094)		16,000
Total investments in securities (cost: $224,470,466)		299,680,393
Cash and other assets in excess of liabilities (2.3%)		7,086,308
Total net assets (100.0%)		$306,766,701

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Reports and other information about these investment companies are available in the EDGAR database on the SEC’s website at www.sec.gov.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2024, securities with an aggregate market value of $16,070,560 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2024	90	Long	$25,730,055	$26,164,125	$434,070

Put Options Purchased:
The Fund had the following put options purchased open at September 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$5,320	October 2024	50	$5,000	$16,000

Put Options Written:
The Fund had the following put options written open at September 30, 2024:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$4,775	October 2024	50	$5,000	$(4,950)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities
September 30, 2024
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.0%)
Communication Services (1.4%)
Diversified Telecommunication Services (0.4%)
Frontier Communications Parent, Inc. (c)	17,201	$611,152
Iridium Communications, Inc.	9,205	280,292
		891,444
Entertainment (0.4%)
TKO Group Holdings, Inc. (c)	5,166	639,086
Warner Music Group Corp. Class A	11,011	344,644
		983,730
Interactive Media & Services (0.1%)
ZoomInfo Technologies, Inc. (c)	22,439	231,571

Media (0.5%)
New York Times Co. Class A	12,709	707,510
Nexstar Media Group, Inc.	2,358	389,895
		1,097,405
Consumer Discretionary (14.0%)
Automobile Components (0.8%)
Autoliv, Inc.	5,676	529,968
Gentex Corp.	17,901	531,481
Goodyear Tire & Rubber Co. (c)	22,161	196,125
Lear Corp.	4,374	477,422
Visteon Corp. (c)	2,088	198,861
		1,933,857
Automobiles (0.4%)
Harley-Davidson, Inc.	9,211	354,900
Thor Industries, Inc.	4,115	452,197
		807,097
Broadline Retail (0.4%)
Macy’s, Inc.	21,493	337,225
Nordstrom, Inc.	7,508	168,855
Ollie’s Bargain Outlet Holdings, Inc. (c)	4,759	462,575
		968,655
Diversified Consumer Services (1.3%)
Duolingo, Inc. (c)	2,944	830,267
Graham Holdings Co. Class B	277	227,616
Grand Canyon Education, Inc. (c)	2,225	315,616
H&R Block, Inc.	10,854	689,772
Service Corp. International	11,322	893,646
		2,956,917
Hotels, Restaurants & Leisure (3.2%)
Aramark	20,486	793,423
Boyd Gaming Corp.	5,272	340,835
Choice Hotels International, Inc.	1,762	229,589
Churchill Downs, Inc.	5,709	771,914
Hilton Grand Vacations, Inc. (c)	4,972	180,583
Hyatt Hotels Corp. Class A	3,432	522,350
Light & Wonder, Inc. (c)	6,899	625,946
Marriott Vacations Worldwide Corp.	2,472	181,642
Planet Fitness, Inc. Class A (c)	6,576	534,103
Texas Roadhouse, Inc.	5,185	915,671
Travel & Leisure Co.	5,424	249,938
Vail Resorts, Inc.	2,926	509,972
Wendy’s Co.	13,252	232,175
Wingstop, Inc.	2,339	973,211
Wyndham Hotels & Resorts, Inc.	6,141	479,858
		7,541,210
Household Durables (1.9%)
KB Home	5,605	480,293
Taylor Morrison Home Corp. (c)	8,105	569,457

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Tempur Sealy International, Inc.	13,503	$737,264
Toll Brothers, Inc.	7,982	1,233,139
TopBuild Corp. (c)	2,332	948,681
Whirlpool Corp.	4,257	455,499
		4,424,333
Leisure Products (0.7%)
Brunswick Corp.	5,149	431,589
Mattel, Inc. (c)	26,430	503,492
Polaris, Inc.	4,074	339,120
YETI Holdings, Inc. (c)	6,582	270,059
		1,544,260
Specialty Retail (4.1%)
Abercrombie & Fitch Co. Class A (c)	3,974	555,963
AutoNation, Inc. (c)	2,059	368,396
Burlington Stores, Inc. (c)	4,909	1,293,423
Dick’s Sporting Goods, Inc.	4,504	939,985
Five Below, Inc. (c)	4,282	378,315
Floor & Decor Holdings, Inc. Class A (c)	8,333	1,034,709
GameStop Corp. Class A (c)	30,160	691,569
Gap, Inc.	17,178	378,775
Lithia Motors, Inc.	2,079	660,373
Murphy USA, Inc.	1,450	714,661
Penske Automotive Group, Inc.	1,447	235,022
RH (c)	1,209	404,326
Valvoline, Inc. (c)	10,020	419,337
Williams-Sonoma, Inc.	10,001	1,549,355
		9,624,209
Textiles, Apparel & Luxury Goods (1.2%)
Capri Holdings Ltd. (b) (c)	9,159	388,708
Carter’s, Inc.	2,755	179,020
Columbia Sportswear Co.	2,549	212,051
Crocs, Inc. (c)	4,618	668,732
PVH Corp.	4,343	437,905
Skechers USA, Inc. Class A (c)	10,306	689,677
Under Armour, Inc. Class A (c)	14,682	130,817
Under Armour, Inc. Class C (c)	10,069	84,177
		2,791,087
Consumer Staples (4.2%)
Beverages (0.5%)
Boston Beer Co., Inc. Class A (c)	685	198,061
Celsius Holdings, Inc. (c)	12,142	380,773
Coca-Cola Consolidated, Inc.	474	623,974
		1,202,808
Consumer Staples Distribution & Retail (2.1%)
BJ’s Wholesale Club Holdings, Inc. (c)	10,319	851,111
Casey’s General Stores, Inc.	2,953	1,109,472
Performance Food Group Co. (c)	12,117	949,609
Sprouts Farmers Market, Inc. (c)	7,786	859,652
U.S. Foods Holding Corp. (c)	19,017	1,169,546
		4,939,390
Food Products (1.0%)
Darling Ingredients, Inc. (c)	12,365	459,483
Flowers Foods, Inc.	15,224	351,218
Ingredion, Inc.	5,059	695,258
Lancaster Colony Corp.	1,497	264,325
Pilgrim’s Pride Corp. (c)	3,109	143,170
Post Holdings, Inc. (c)	3,680	425,960
		2,339,414
Personal Care Products (0.6%)
BellRing Brands, Inc. (c)	10,049	610,175
Coty, Inc. Class A (c)	28,343	266,141
elf Beauty, Inc. (c)	4,327	471,773
		1,348,089

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Energy (4.9%)
Energy Equipment & Services (0.7%)
ChampionX Corp.	14,813	$446,612
NOV, Inc.	30,615	488,922
Valaris Ltd. (b) (c)	5,180	288,785
Weatherford International PLC (b)	5,681	482,430
		1,706,749
Oil, Gas & Consumable Fuels (4.2%)
Antero Midstream Corp.	26,196	394,250
Antero Resources Corp. (c)	22,733	651,300
Chesapeake Energy Corp.	8,676	713,601
Chord Energy Corp.	4,812	626,667
Civitas Resources, Inc.	7,035	356,463
CNX Resources Corp. (c)	11,759	382,990
DT Midstream, Inc.	7,551	593,962
HF Sinclair Corp.	12,612	562,117
Matador Resources Co.	9,026	446,065
Murphy Oil Corp.	11,029	372,118
Ovintiv, Inc.	20,532	786,581
PBF Energy, Inc. Class A	7,743	239,646
Permian Resources Corp.	49,346	671,599
Range Resources Corp.	18,825	579,057
Southwestern Energy Co. (c)	85,762	609,768
Texas Pacific Land Corp.	1,486	1,314,724
Viper Energy, Inc.	7,899	356,324
		9,657,232
Financial (16.1%)
Banks (5.6%)
Associated Banc-Corp.	11,546	248,701
Bank OZK	8,205	352,733
Cadence Bank	14,185	451,792
Columbia Banking System, Inc.	16,289	425,306
Commerce Bancshares, Inc.	9,122	541,847
Cullen/Frost Bankers, Inc.	4,978	556,839
East West Bancorp, Inc.	10,778	891,772
First Financial Bankshares, Inc.	9,997	369,989
First Horizon Corp.	41,671	647,151
FNB Corp.	27,960	394,516
Glacier Bancorp, Inc.	8,817	402,937
Hancock Whitney Corp.	6,714	343,555
Home BancShares, Inc.	14,440	391,180
International Bancshares Corp.	4,119	246,275
New York Community Bancorp, Inc.	23,175	260,255
Old National Bancorp	24,803	462,824
Pinnacle Financial Partners, Inc.	5,950	582,921
Prosperity Bancshares, Inc.	7,407	533,822
SouthState Corp.	5,925	575,791
Synovus Financial Corp.	11,195	497,842
Texas Capital Bancshares, Inc. (c)	3,592	256,684
UMB Financial Corp.	3,398	357,164
United Bankshares, Inc.	10,489	389,142
Valley National Bancorp	33,261	301,345
Webster Financial Corp.	13,330	621,311
Western Alliance Bancorp	8,482	733,608
Wintrust Financial Corp.	5,098	553,286
Zions Bancorp NA	11,485	542,322
		12,932,910
Capital Markets (3.2%)
Affiliated Managers Group, Inc.	2,318	412,140
Carlyle Group, Inc.	16,350	704,031
Evercore, Inc. Class A	2,752	697,192
Federated Hermes, Inc.	6,120	225,032
Hamilton Lane, Inc. Class A	3,152	530,765
Houlihan Lokey, Inc.	4,156	656,731
Interactive Brokers Group, Inc. Class A	8,442	1,176,477
Janus Henderson Group PLC (b)	9,907	377,160
Jefferies Financial Group, Inc.	12,623	776,946

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Morningstar, Inc.	2,080	$663,770
SEI Investments Co.	7,676	531,102
Stifel Financial Corp.	7,971	748,477
		7,499,823
Consumer Finance (0.6%)
Ally Financial, Inc.	21,322	758,850
FirstCash Holdings, Inc.	3,032	348,073
SLM Corp.	16,909	386,709
		1,493,632
Financial Services (1.7%)
Equitable Holdings, Inc.	24,864	1,045,034
Essent Group Ltd. (b)	8,262	531,164
Euronet Worldwide, Inc. (c)	3,283	325,772
MGIC Investment Corp.	20,158	516,045
Voya Financial, Inc.	7,645	605,637
Western Union Co.	26,266	313,353
WEX, Inc. (c)	3,195	670,087
		4,007,092
Insurance (4.4%)
American Financial Group, Inc.	5,611	755,241
Brighthouse Financial, Inc. (c)	4,724	212,722
CNO Financial Group, Inc.	8,224	288,662
Fidelity National Financial, Inc.	20,201	1,253,674
First American Financial Corp.	8,000	528,080
Hanover Insurance Group, Inc.	2,728	404,044
Kemper Corp.	4,700	287,875
Kinsale Capital Group, Inc.	1,720	800,780
Old Republic International Corp.	18,492	654,987
Primerica, Inc.	2,631	697,610
Reinsurance Group of America, Inc.	5,121	1,115,712
RenaissanceRe Holdings Ltd. (b)	4,056	1,104,854
RLI Corp.	3,198	495,626
Ryan Specialty Holdings, Inc.	7,954	528,066
Selective Insurance Group, Inc.	4,725	440,843
Unum Group	13,290	789,958
		10,358,734
Mortgage REITs (0.6%)
Annaly Capital Management, Inc.	38,959	781,907
Starwood Property Trust, Inc.	24,688	503,142
		1,285,049
Health Care (9.6%)
Biotechnology (2.7%)
Arrowhead Pharmaceuticals, Inc. (c)	9,666	187,230
BioMarin Pharmaceutical, Inc. (c)	14,804	1,040,573
Cytokinetics, Inc. (c)	9,144	482,803
Exelixis, Inc. (c)	22,181	575,597
Halozyme Therapeutics, Inc. (c)	9,850	563,814
Neurocrine Biosciences, Inc. (c)	7,852	904,708
Roivant Sciences Ltd. (b) (c)	33,928	391,529
Sarepta Therapeutics, Inc. (c)	7,410	925,435
United Therapeutics Corp. (c)	3,438	1,232,007
		6,303,696
Health Care Equipment & Supplies (1.7%)
Dentsply Sirona, Inc.	15,763	426,547
Enovis Corp. (c)	4,343	186,966
Envista Holdings Corp. (c)	13,370	264,191
Globus Medical, Inc. Class A (c)	8,785	628,479
Haemonetics Corp. (c)	3,895	313,080
Lantheus Holdings, Inc. (c)	5,396	592,211
LivaNova PLC (b) (c)	4,163	218,724
Masimo Corp. (c)	3,433	457,722
Neogen Corp. (c)	15,333	257,748
Penumbra, Inc. (c)	3,055	593,617
		3,939,285

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc. (c)	7,221	$457,884
Amedisys, Inc. (c)	2,464	237,801
Chemed Corp.	1,171	703,736
Encompass Health Corp.	7,824	756,111
Ensign Group, Inc.	4,416	635,109
HealthEquity, Inc. (c)	6,766	553,797
Option Care Health, Inc. (c)	13,298	416,227
R1 RCM, Inc. (c)	12,144	172,081
Tenet Healthcare Corp. (c)	7,451	1,238,356
		5,171,102
Health Care Technology (0.2%)
Doximity, Inc. Class A (c)	9,643	420,146

Life Sciences Tools & Services (2.5%)
Avantor, Inc. (c)	52,864	1,367,592
Azenta, Inc. (c)	3,803	184,217
Bio-Rad Laboratories, Inc. Class A (c)	1,489	498,190
Bruker Corp.	8,593	593,432
Illumina, Inc. (c)	12,387	1,615,389
Medpace Holdings, Inc. (c)	1,977	659,923
Repligen Corp. (c)	4,044	601,828
Sotera Health Co. (c)	11,879	198,379
		5,718,950
Pharmaceuticals (0.3%)
Jazz Pharmaceuticals PLC (b) (c)	4,802	534,991
Perrigo Co. PLC (b)	10,607	278,221
		813,212
Industrials (21.9%)
Aerospace & Defense (1.3%)
BWX Technologies, Inc.	7,108	772,640
Curtiss-Wright Corp.	2,944	967,663
Hexcel Corp.	6,356	392,991
Woodward, Inc.	4,639	795,635
		2,928,929
Air Freight & Logistics (0.2%)
GXO Logistics, Inc. (c)	9,289	483,678

Building Products (3.6%)
AAON, Inc.	5,228	563,788
Advanced Drainage Systems, Inc.	5,434	854,007
Carlisle Cos., Inc.	3,586	1,612,803
Fortune Brands Innovations, Inc.	9,650	863,964
Lennox International, Inc.	2,494	1,507,099
Owens Corning	6,761	1,193,452
Simpson Manufacturing Co., Inc.	3,262	623,923
Trex Co., Inc. (c)	8,453	562,801
UFP Industries, Inc.	4,737	621,542
		8,403,379
Commercial Services & Supplies (1.9%)
Brink’s Co.	3,432	396,877
Clean Harbors, Inc. (c)	3,901	942,911
MSA Safety, Inc.	3,060	542,660
RB Global, Inc. (b)	14,327	1,153,180
Stericycle, Inc. (c)	7,219	440,359
Tetra Tech, Inc.	20,799	980,881
		4,456,868
Construction & Engineering (2.5%)
AECOM	10,425	1,076,590
Comfort Systems USA, Inc.	2,814	1,098,445
EMCOR Group, Inc.	3,628	1,561,963
Fluor Corp. (c)	13,319	635,449
MasTec, Inc. (c)	4,719	580,909
MDU Resources Group, Inc.	15,854	434,558
Valmont Industries, Inc.	1,611	467,109
		5,855,023

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Electrical Equipment (1.5%)
Acuity Brands, Inc.	2,432	$669,748
EnerSys	3,076	313,906
NEXTracker, Inc. Class A (c)	11,153	418,014
nVent Electric PLC (b)	12,925	908,111
Regal Rexnord Corp.	5,174	858,263
Sensata Technologies Holding PLC (b)	11,738	420,925
		3,588,967
Ground Transportation (1.6%)
Avis Budget Group, Inc.	1,259	110,276
Knight-Swift Transportation Holdings, Inc.	12,586	679,015
Landstar System, Inc.	2,744	518,259
Ryder System, Inc.	3,365	490,617
Saia, Inc. (c)	2,121	927,428
XPO, Inc. (c)	9,050	972,966
		3,698,561
Machinery (4.5%)
AGCO Corp.	4,817	471,392
Chart Industries, Inc. (c)	3,253	403,827
CNH Industrial NV (b)	68,246	757,531
Crane Co.	3,781	598,457
Donaldson Co., Inc.	9,362	689,979
Esab Corp.	4,397	467,445
Flowserve Corp.	10,215	528,013
Graco, Inc.	13,136	1,149,531
ITT, Inc.	6,353	949,837
Lincoln Electric Holdings, Inc.	4,407	846,232
Middleby Corp. (c)	4,181	581,702
Oshkosh Corp.	5,061	507,163
RBC Bearings, Inc. (c)	2,260	676,599
Terex Corp.	5,202	275,238
Timken Co.	4,962	418,247
Toro Co.	8,077	700,518
Watts Water Technologies, Inc. Class A	2,119	439,036
		10,460,747
Marine Transportation (0.2%)
Kirby Corp. (c)	4,502	551,180

Passenger Airlines (0.2%)
American Airlines Group, Inc. (c)	51,065	573,971

Professional Services (2.7%)
CACI International, Inc. Class A (c)	1,731	873,393
Concentrix Corp.	3,590	183,988
ExlService Holdings, Inc. (c)	12,551	478,821
Exponent, Inc.	3,906	450,284
FTI Consulting, Inc. (c)	2,764	628,976
Genpact Ltd. (b)	12,746	499,771
Insperity, Inc.	2,769	243,672
KBR, Inc.	10,346	673,835
ManpowerGroup, Inc.	3,689	271,215
Maximus, Inc.	4,679	435,896
Parsons Corp. (c)	3,633	376,669
Paylocity Holding Corp. (c)	3,355	553,474
Science Applications International Corp.	3,983	554,712
		6,224,706
Trading Companies & Distributors (1.7%)
Applied Industrial Technologies, Inc.	2,979	664,704
Core & Main, Inc. Class A (c)	15,001	666,045
GATX Corp.	2,698	357,350
MSC Industrial Direct Co., Inc. Class A	3,491	300,436
Watsco, Inc.	2,706	1,331,027
WESCO International, Inc.	3,486	585,578
		3,905,140
Information Technology (8.9%)
Communications Equipment (0.5%)
Ciena Corp. (c)	11,174	688,207

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Lumentum Holdings, Inc. (c)	5,254	$332,998
		1,021,205
Electronic Equipment, Instruments & Components (2.7%)
Arrow Electronics, Inc. (c)	4,117	546,861
Avnet, Inc.	6,851	372,078
Belden, Inc.	3,144	368,257
Cognex Corp.	13,336	540,108
Coherent Corp. (c)	11,920	1,059,807
Crane NXT Co.	3,789	212,563
Fabrinet (b) (c)	2,811	664,633
IPG Photonics Corp. (c)	2,132	158,450
Littelfuse, Inc.	1,977	524,399
Novanta, Inc. (b) (c)	2,732	488,809
TD SYNNEX Corp.	5,914	710,153
Vishay Intertechnology, Inc.	8,821	166,805
Vontier Corp.	11,951	403,227
		6,216,150
IT Services (0.3%)
ASGN, Inc. (c)	3,483	324,720
Kyndryl Holdings, Inc. (c)	17,978	413,135
		737,855
Semiconductors & Semiconductor Equipment (2.3%)
Allegro MicroSystems, Inc. (c)	12,086	281,604
Amkor Technology, Inc.	8,813	269,678
Cirrus Logic, Inc. (c)	4,153	515,844
Lattice Semiconductor Corp. (c)	10,713	568,539
MACOM Technology Solutions Holdings, Inc. (c)	4,490	499,557
MKS Instruments, Inc.	5,232	568,771
Onto Innovation, Inc. (c)	3,830	794,955
Power Integrations, Inc.	4,419	283,346
Rambus, Inc. (c)	8,373	353,508
Silicon Laboratories, Inc. (c)	2,498	288,694
Synaptics, Inc. (c)	3,047	236,386
Universal Display Corp.	3,381	709,672
		5,370,554
Software (2.6%)
Altair Engineering, Inc. Class A (c)	4,542	433,806
Appfolio, Inc. Class A (c)	1,789	421,131
Aspen Technology, Inc. (c)	2,066	493,402
Blackbaud, Inc. (c)	3,103	262,762
CommVault Systems, Inc. (c)	3,416	525,552
Dolby Laboratories, Inc. Class A	4,639	355,023
Dropbox, Inc. Class A (c)	18,448	469,133
Dynatrace, Inc. (c)	23,165	1,238,632
Manhattan Associates, Inc. (c)	4,763	1,340,213
Qualys, Inc. (c)	2,809	360,844
Teradata Corp. (c)	7,472	226,700
		6,127,198
Technology Hardware Storage & Peripherals (0.5%)
Pure Storage, Inc. Class A (c)	24,025	1,207,016

Materials (6.3%)
Chemicals (2.1%)
Arcadium Lithium PLC (b) (c)	83,623	238,326
Ashland, Inc.	3,797	330,225
Avient Corp.	7,100	357,272
Axalta Coating Systems Ltd. (b) (c)	17,053	617,148
Cabot Corp.	4,263	476,476
Chemours Co.	11,607	235,854
NewMarket Corp.	628	346,587
Olin Corp.	9,136	438,345
RPM International, Inc.	10,015	1,211,815
Scotts Miracle-Gro Co.	3,219	279,087
Westlake Corp.	2,603	391,205
		4,922,340

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Construction Materials (0.5%)
Eagle Materials, Inc.	2,614	$751,917
Knife River Corp. (c)	4,402	393,495
		1,145,412
Containers & Packaging (1.7%)
AptarGroup, Inc.	5,162	826,901
Berry Global Group, Inc.	8,911	605,770
Crown Holdings, Inc.	9,268	888,616
Graphic Packaging Holding Co.	23,337	690,542
Greif, Inc. Class A	1,925	120,620
Silgan Holdings, Inc.	6,310	331,275
Sonoco Products Co.	7,640	417,373
		3,881,097
Metals & Mining (1.8%)
Alcoa Corp.	20,088	774,995
Cleveland-Cliffs, Inc. (c)	36,395	464,764
Commercial Metals Co.	8,941	491,397
Reliance, Inc.	4,278	1,237,240
Royal Gold, Inc.	5,112	717,214
U.S. Steel Corp.	17,397	614,636
		4,300,246
Paper & Forest Products (0.2%)
Louisiana-Pacific Corp.	4,863	522,578

Real Estate (7.2%)
Diversified REITs (0.5%)
WP Carey, Inc.	17,017	1,060,159

Health Care REITs (0.7%)
Healthcare Realty Trust, Inc.	28,229	512,356
Omega Healthcare Investors, Inc.	20,049	815,994
Sabra Health Care REIT, Inc.	18,216	339,000
		1,667,350
Hotels & Resort REITs (0.1%)
Park Hotels & Resorts, Inc.	16,245	229,055

Industrial REITs (1.1%)
EastGroup Properties, Inc.	3,733	697,399
First Industrial Realty Trust, Inc.	10,290	576,034
Rexford Industrial Realty, Inc.	17,034	856,981
STAG Industrial, Inc.	14,161	553,553
		2,683,967
Office REITs (0.6%)
COPT Defense Properties	8,741	265,115
Cousins Properties, Inc.	11,830	348,748
Kilroy Realty Corp.	8,215	317,921
Vornado Realty Trust	12,886	507,708
		1,439,492
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (c)	3,691	995,869

Residential REITs (1.0%)
American Homes 4 Rent Class A	24,466	939,250
Equity LifeStyle Properties, Inc.	14,503	1,034,644
Independence Realty Trust, Inc.	17,474	358,217
		2,332,111
Retail REITs (1.0%)
Agree Realty Corp.	7,807	588,101
Brixmor Property Group, Inc.	23,432	652,815
Kite Realty Group Trust	17,080	453,645
NNN REIT, Inc.	14,281	692,486
		2,387,047
Specialized REITs (1.8%)
CubeSmart	17,511	942,617
EPR Properties	5,888	288,747
Gaming & Leisure Properties, Inc.	21,336	1,097,737

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Lamar Advertising Co. Class A	6,833	$912,889
National Storage Affiliates Trust	5,433	261,871
PotlatchDeltic Corp.	5,584	251,559
Rayonier, Inc.	10,426	335,509
		4,090,929
Utilities (2.5%)
Electric Utilities (0.9%)
ALLETE, Inc.	4,461	286,351
IDACORP, Inc.	4,141	426,896
OGE Energy Corp.	15,619	640,691
Portland General Electric Co.	8,014	383,871
TXNM Energy, Inc.	7,034	307,878
		2,045,687
Gas Utilities (0.9%)
National Fuel Gas Co.	7,104	430,574
New Jersey Resources Corp.	7,711	363,959
ONE Gas, Inc.	4,396	327,150
Southwest Gas Holdings, Inc.	4,681	345,271
Spire, Inc.	4,421	297,489
UGI Corp.	16,619	415,807
		2,180,250
Independent Power And Renewable Electricity Producers (0.1%)
Ormat Technologies, Inc.	4,142	318,686

Multi-Utilities (0.3%)
Black Hills Corp.	5,384	329,070
Northwestern Energy Group, Inc.	4,766	272,711
		601,781
Water Utilities (0.3%)
Essential Utilities, Inc.	19,578	755,123
Total common stocks (cost: $152,075,624)		226,303,394

Mutual Funds (0.1%)
Investment Companies (0.1%)
SPDR Portfolio S&P 400 Mid Cap ETF (d)	2,450	133,966
Total mutual funds (cost: $131,853)		133,966

Short-Term Securities (3.1%)
Investment Companies (2.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	6,154,078	6,154,078

	Principal
U.S. Government Agencies and Obligations (0.5%)
U.S. Treasury Notes, current rate 3.875%, 04/30/25 (e)	1,000,000	997,484
Total short-term securities (cost: $7,146,983)		7,151,562
Total investments in securities (cost: $159,354,460)		233,588,922
Liabilities in excess of cash and other assets (-0.2%)		(456,797)
Total net assets (100.0%)		$233,132,125

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Foreign security: the Fund held 4.4% of net assets in foreign securities at September 30, 2024.
(c)	Non-income producing security.
(d)	Reports and other information about these investment companies are available in EDGAR database on the SEC’s website at www.sec.gov.
(e)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2024, securities with an aggregate market value $997,484 has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400 E-Mini Index Future	December 2024	20	Long	6,128,237	$6,297,200	$168,963

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

September 30, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.1%)
Communication Services (8.5%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	201,873	$4,441,206
Verizon Communications, Inc.	118,516	5,322,553
		9,763,759
Entertainment (1.1%)
Electronic Arts, Inc.	6,768	970,802
Live Nation Entertainment, Inc. (b)	4,409	482,741
Netflix, Inc. (b)	12,083	8,570,110
Take-Two Interactive Software, Inc. (b)	4,504	692,310
Walt Disney Co.	51,060	4,911,461
Warner Bros Discovery, Inc. (b)	62,819	518,257
		16,145,681
Interactive Media & Services (6.0%)
Alphabet, Inc. Class A	164,956	27,357,953
Alphabet, Inc. Class C	135,228	22,608,769
Match Group, Inc. (b)	7,260	274,718
Meta Platforms, Inc. Class A	61,510	35,210,785
		85,452,225
Media (0.5%)
Charter Communications, Inc. Class A (b)	2,717	880,525
Comcast Corp. Class A	108,762	4,542,989
Fox Corp. Class A	6,324	267,695
Fox Corp. Class B	3,651	141,659
Interpublic Group of Cos., Inc.	10,574	334,455
News Corp. Class A	10,651	283,636
News Corp. Class B	3,093	86,449
Omnicom Group, Inc.	5,461	564,613
Paramount Global Class B	16,743	177,811
		7,279,832
Wireless Telecommunication Services (0.2%)
T-Mobile U.S., Inc.	13,797	2,847,149

Consumer Discretionary (9.7%)
Automobile Components (0.1%)
Aptiv PLC (b) (c)	7,482	538,779
BorgWarner, Inc.	6,412	232,691
		771,470
Automobiles (1.6%)
Ford Motor Co.	109,926	1,160,818
General Motors Co.	31,643	1,418,872
Tesla, Inc. (b)	78,117	20,437,751
		23,017,441
Broadline Retail (3.5%)
Amazon.com, Inc. (b)	262,992	49,003,299
eBay, Inc.	13,767	896,370
		49,899,669
Distributors (0.1%)
Genuine Parts Co.	3,910	546,149
LKQ Corp.	7,411	295,847
Pool Corp.	1,070	403,176
		1,245,172
Hotels, Restaurants & Leisure (1.8%)
Airbnb, Inc. Class A (b)	12,387	1,570,796
Booking Holdings, Inc.	944	3,976,241
Caesars Entertainment, Inc. (b)	6,034	251,859
Carnival Corp. (b) (c)	28,441	525,590
Chipotle Mexican Grill, Inc. (b)	38,556	2,221,597
Darden Restaurants, Inc.	3,338	547,866
Domino's Pizza, Inc.	970	417,236

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Expedia Group, Inc. (b)	3,506	$518,958
Hilton Worldwide Holdings, Inc.	6,938	1,599,209
Las Vegas Sands Corp.	9,951	500,933
Marriott International, Inc. Class A	6,578	1,635,291
McDonald's Corp.	20,196	6,149,884
MGM Resorts International (b)	6,499	254,046
Norwegian Cruise Line Holdings Ltd. (b) (c)	12,332	252,929
Royal Caribbean Cruises Ltd. (c)	6,667	1,182,459
Starbucks Corp.	31,904	3,110,321
Wynn Resorts Ltd.	2,607	249,959
Yum! Brands, Inc.	7,916	1,105,944
		26,071,118
Household Durables (0.4%)
DR Horton, Inc.	8,261	1,575,951
Garmin Ltd. (c)	4,329	762,034
Lennar Corp. Class A	6,805	1,275,801
Mohawk Industries, Inc. (b)	1,413	227,041
NVR, Inc. (b)	91	892,874
PulteGroup, Inc.	5,842	838,502
		5,572,203
Leisure Products (0.0%)
Hasbro, Inc.	3,650	263,968

Specialty Retail (1.9%)
AutoZone, Inc. (b)	481	1,515,169
Best Buy Co., Inc.	5,454	563,398
CarMax, Inc. (b)	4,356	337,067
Home Depot, Inc.	27,918	11,312,374
Lowe's Cos., Inc.	16,043	4,345,247
O'Reilly Automotive, Inc. (b)	1,633	1,880,563
Ross Stores, Inc.	9,391	1,413,440
TJX Cos., Inc.	31,818	3,739,888
Tractor Supply Co.	3,009	875,408
Ulta Beauty, Inc. (b)	1,378	536,207
		26,518,761
Textiles, Apparel & Luxury Goods (0.3%)
Deckers Outdoor Corp. (b)	4,292	684,359
Lululemon Athletica, Inc. (b)	3,270	887,315
NIKE, Inc. Class B	33,826	2,990,218
Ralph Lauren Corp.	1,133	219,655
Tapestry, Inc.	6,428	301,987
		5,083,534
Consumer Staples (5.7%)
Beverages (1.3%)
Brown-Forman Corp. Class B	5,125	252,150
Coca-Cola Co.	109,207	7,847,615
Constellation Brands, Inc. Class A	4,411	1,136,671
Keurig Dr. Pepper, Inc.	29,780	1,116,154
Molson Coors Beverage Co. Class B	4,946	284,494
Monster Beverage Corp. (b)	19,856	1,035,887
PepsiCo, Inc.	38,672	6,576,174
		18,249,145
Consumer Staples Distribution & Retail (1.8%)
Costco Wholesale Corp.	12,482	11,065,543
Dollar General Corp.	6,143	519,514
Dollar Tree, Inc. (b)	5,688	399,980
Kroger Co.	18,695	1,071,223
Sysco Corp.	13,845	1,080,741
Target Corp.	13,025	2,030,076
Walgreens Boots Alliance, Inc.	20,173	180,750
Walmart, Inc.	122,289	9,874,837
		26,222,664
Food Products (0.7%)
Archer-Daniels-Midland Co.	13,461	804,160
Bunge Global SA (c)	3,931	379,892
Campbell Soup Co.	5,489	268,522

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Conagra Brands, Inc.	13,487	$438,597
General Mills, Inc.	15,671	1,157,303
Hershey Co.	4,157	797,229
Hormel Foods Corp.	8,181	259,338
J.M. Smucker Co.	2,985	361,484
Kellanova	7,512	606,294
Kraft Heinz Co.	24,849	872,448
Lamb Weston Holdings, Inc.	4,017	260,061
McCormick & Co., Inc.	7,095	583,919
Mondelez International, Inc. Class A	37,608	2,770,581
Tyson Foods, Inc. Class A	8,047	479,279
		10,039,107
Household Products (1.2%)
Church & Dwight Co., Inc.	6,892	721,730
Clorox Co.	3,420	557,152
Colgate-Palmolive Co.	23,004	2,388,046
Kimberly-Clark Corp.	9,482	1,349,099
Procter & Gamble Co.	66,276	11,479,003
		16,495,030
Personal Care Products (0.1%)
Estee Lauder Cos., Inc. Class A	6,531	651,075
Kenvue, Inc.	53,920	1,247,170
		1,898,245
Tobacco (0.6%)
Altria Group, Inc.	48,037	2,451,808
Philip Morris International, Inc.	43,774	5,314,164
		7,765,972
Energy (3.2%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	27,969	1,011,079
Halliburton Co.	24,855	722,038
Schlumberger NV (c)	39,979	1,677,119
		3,410,236
Oil, Gas & Consumable Fuels (3.0%)
APA Corp.	10,349	253,136
Chevron Corp.	47,887	7,052,318
ConocoPhillips	32,694	3,442,024
Coterra Energy, Inc.	20,813	498,471
Devon Energy Corp.	17,630	689,686
Diamondback Energy, Inc.	5,281	910,444
EOG Resources, Inc.	16,008	1,967,863
EQT Corp.	16,724	612,767
Exxon Mobil Corp.	125,085	14,662,464
Hess Corp.	7,781	1,056,660
Kinder Morgan, Inc.	54,364	1,200,901
Marathon Oil Corp.	15,749	419,396
Marathon Petroleum Corp.	9,422	1,534,938
Occidental Petroleum Corp.	18,957	977,044
ONEOK, Inc.	16,444	1,498,542
Phillips 66	11,784	1,549,007
Targa Resources Corp.	6,168	912,926
Valero Energy Corp.	9,020	1,217,971
Williams Cos., Inc.	34,318	1,566,617
		42,023,175
Financial (12.4%)
Banks (3.0%)
Bank of America Corp.	190,065	7,541,779
Citigroup, Inc.	53,712	3,362,371
Citizens Financial Group, Inc.	12,621	518,345
Fifth Third Bancorp	19,054	816,273
Huntington Bancshares, Inc.	40,892	601,112
JPMorgan Chase & Co.	80,104	16,890,729
KeyCorp	26,130	437,678
M&T Bank Corp.	4,629	824,518
PNC Financial Services Group, Inc.	11,191	2,068,656
Regions Financial Corp.	25,764	601,074

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Truist Financial Corp.	37,702	$1,612,515
U.S. Bancorp	43,933	2,009,056
Wells Fargo & Co.	95,831	5,413,493
		42,697,599
Capital Markets (2.9%)
Ameriprise Financial, Inc.	2,755	1,294,327
Bank of New York Mellon Corp.	20,776	1,492,963
BlackRock, Inc.	3,913	3,715,433
Blackstone, Inc.	20,273	3,104,404
Cboe Global Markets, Inc.	2,954	605,186
Charles Schwab Corp.	42,059	2,725,844
CME Group, Inc.	10,138	2,236,950
FactSet Research Systems, Inc.	1,121	515,492
Franklin Resources, Inc.	8,619	173,673
Goldman Sachs Group, Inc.	8,891	4,402,023
Intercontinental Exchange, Inc.	16,164	2,596,585
Invesco Ltd. (c)	12,669	222,468
KKR & Co., Inc.	18,988	2,479,453
MarketAxess Holdings, Inc.	1,069	273,878
Moody's Corp.	4,407	2,091,518
Morgan Stanley	35,073	3,656,010
MSCI, Inc.	2,215	1,291,190
Nasdaq, Inc.	11,650	850,566
Northern Trust Corp.	5,676	511,010
Raymond James Financial, Inc.	5,218	638,996
S&P Global, Inc.	9,015	4,657,329
State Street Corp.	8,407	743,767
T. Rowe Price Group, Inc.	6,267	682,664
		40,961,729
Consumer Finance (0.5%)
American Express Co.	15,812	4,288,214
Capital One Financial Corp.	10,750	1,609,597
Discover Financial Services	7,068	991,570
Synchrony Financial	11,127	555,015
		7,444,396
Financial Services (3.9%)
Berkshire Hathaway, Inc. Class B (b)	51,573	23,736,989
Corpay, Inc. (b)	1,994	623,643
Fidelity National Information Services, Inc.	15,360	1,286,400
Fiserv, Inc. (b)	16,209	2,911,947
Global Payments, Inc.	7,163	733,634
Jack Henry & Associates, Inc.	1,988	350,962
Mastercard, Inc. Class A	23,229	11,470,480
PayPal Holdings, Inc. (b)	28,783	2,245,938
Visa, Inc. Class A	47,030	12,930,899
		56,290,892
Insurance (2.1%)
Aflac, Inc.	14,190	1,586,442
Allstate Corp.	7,434	1,409,858
American International Group, Inc.	18,130	1,327,660
Aon PLC Class A (c)	6,116	2,116,075
Arch Capital Group Ltd. (b) (c)	10,544	1,179,663
Arthur J Gallagher & Co.	6,169	1,735,772
Assurant, Inc.	1,455	289,341
Brown & Brown, Inc.	6,638	687,697
Chubb Ltd. (c)	10,576	3,050,013
Cincinnati Financial Corp.	4,377	595,797
Erie Indemnity Co. Class A	702	378,954
Everest Group Ltd. (c)	1,252	490,571
Globe Life, Inc.	2,528	267,740
Hartford Financial Services Group, Inc.	8,249	970,165
Loews Corp.	5,050	399,202
Marsh & McLennan Cos., Inc.	13,845	3,088,681
MetLife, Inc.	16,562	1,366,034
Principal Financial Group, Inc.	5,998	515,228
Progressive Corp.	16,489	4,184,249
Prudential Financial, Inc.	10,051	1,217,176
Travelers Cos., Inc.	6,417	1,502,348

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

W.R. Berkley Corp.	8,464	$480,163
Willis Towers Watson PLC (c)	2,821	830,869
		29,669,698
Health Care (11.2%)
Biotechnology (1.8%)
AbbVie, Inc.	49,730	9,820,680
Amgen, Inc.	15,128	4,874,393
Biogen, Inc. (b)	4,045	784,083
Gilead Sciences, Inc.	35,052	2,938,760
Incyte Corp. (b)	4,446	293,881
Moderna, Inc. (b)	9,483	633,749
Regeneron Pharmaceuticals, Inc. (b)	2,988	3,141,105
Vertex Pharmaceuticals, Inc. (b)	7,267	3,379,736
		25,866,387
Health Care Equipment & Supplies (2.3%)
Abbott Laboratories	48,985	5,584,780
Align Technology, Inc. (b)	1,932	491,346
Baxter International, Inc.	14,363	545,363
Becton Dickinson & Co.	8,138	1,962,072
Boston Scientific Corp. (b)	41,460	3,474,348
Cooper Cos., Inc. (b)	5,564	613,932
Dexcom, Inc. (b)	11,282	756,345
Edwards Lifesciences Corp. (b)	16,960	1,119,191
GE HealthCare Technologies, Inc.	12,872	1,208,037
Hologic, Inc. (b)	6,539	532,667
IDEXX Laboratories, Inc. (b)	2,288	1,155,943
Insulet Corp. (b)	2,003	466,198
Intuitive Surgical, Inc. (b)	9,987	4,906,314
Medtronic PLC (c)	36,110	3,250,983
ResMed, Inc.	4,106	1,002,357
Solventum Corp. (b)	3,881	270,583
STERIS PLC (c)	2,775	673,049
Stryker Corp.	9,646	3,484,714
Teleflex, Inc.	1,354	334,871
Zimmer Biomet Holdings, Inc.	5,733	618,877
		32,451,970
Health Care Providers & Services (2.4%)
Cardinal Health, Inc.	6,865	758,720
Cencora, Inc.	4,911	1,105,368
Centene Corp. (b)	14,810	1,114,897
Cigna Group	7,871	2,726,829
CVS Health Corp.	35,417	2,227,021
DaVita, Inc. (b)	1,299	212,945
Elevance Health, Inc.	6,529	3,395,080
HCA Healthcare, Inc.	5,232	2,126,442
Henry Schein, Inc. (b)	3,567	260,034
Humana, Inc.	3,390	1,073,749
Labcorp Holdings, Inc.	2,344	523,837
McKesson Corp.	3,651	1,805,127
Molina Healthcare, Inc. (b)	1,640	565,078
Quest Diagnostics, Inc.	3,061	475,220
UnitedHealth Group, Inc.	25,998	15,200,511
Universal Health Services, Inc. Class B	1,699	389,088
		33,959,946
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	8,214	1,219,615
Bio-Techne Corp.	4,380	350,093
Charles River Laboratories International, Inc. (b)	1,410	277,728
Danaher Corp.	18,097	5,031,328
IQVIA Holdings, Inc. (b)	4,876	1,155,466
Mettler-Toledo International, Inc. (b)	623	934,313
Revvity, Inc.	3,458	441,760
Thermo Fisher Scientific, Inc.	10,755	6,652,720
Waters Corp. (b)	1,644	591,659
West Pharmaceutical Services, Inc.	2,027	608,424
		17,263,106

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Pharmaceuticals (3.5%)
Bristol-Myers Squibb Co.	57,080	$2,953,319
Catalent, Inc. (b)	5,037	305,091
Eli Lilly & Co.	22,210	19,676,727
Johnson & Johnson	67,774	10,983,455
Merck & Co., Inc.	71,366	8,104,323
Pfizer, Inc.	159,542	4,617,146
Viatris, Inc.	33,602	390,119
Zoetis, Inc.	12,755	2,492,072
		49,522,252
Industrials (8.2%)
Aerospace & Defense (1.9%)
Axon Enterprise, Inc. (b)	2,040	815,184
Boeing Co. (b)	16,480	2,505,619
General Dynamics Corp.	7,260	2,193,972
General Electric Co.	30,528	5,756,970
Howmet Aerospace, Inc.	11,491	1,151,973
Huntington Ingalls Industries, Inc.	1,089	287,910
L3Harris Technologies, Inc.	5,331	1,268,085
Lockheed Martin Corp.	5,973	3,491,577
Northrop Grumman Corp.	3,871	2,044,159
RTX Corp.	37,452	4,537,684
Textron, Inc.	5,275	467,260
TransDigm Group, Inc.	1,569	2,239,167
		26,759,560
Air Freight & Logistics (0.4%)
CH Robinson Worldwide, Inc.	3,250	358,702
Expeditors International of Washington, Inc.	3,923	515,482
FedEx Corp.	6,345	1,736,500
United Parcel Service, Inc. Class B	20,623	2,811,740
		5,422,424
Building Products (0.5%)
A.O. Smith Corp.	3,350	300,931
Allegion PLC (c)	2,354	343,072
Builders FirstSource, Inc. (b)	3,278	635,473
Carrier Global Corp.	23,637	1,902,542
Johnson Controls International PLC (c)	18,807	1,459,611
Masco Corp.	6,144	515,727
Trane Technologies PLC (c)	6,354	2,469,991
		7,627,347
Commercial Services & Supplies (0.6%)
Cintas Corp.	9,646	1,985,918
Copart, Inc. (b)	24,654	1,291,870
Republic Services, Inc.	5,716	1,148,001
Rollins, Inc.	7,908	399,987
Veralto Corp.	6,957	778,210
Waste Management, Inc.	10,282	2,134,543
		7,738,529
Construction & Engineering (0.1%)
Quanta Services, Inc.	4,102	1,223,011

Electrical Equipment (0.7%)
AMETEK, Inc.	6,517	1,119,034
Eaton Corp. PLC (c)	11,208	3,714,780
Emerson Electric Co.	16,124	1,763,482
GE Vernova, Inc. (b)	7,736	1,972,525
Generac Holdings, Inc. (b)	1,618	257,068
Hubbell, Inc.	1,510	646,808
Rockwell Automation, Inc.	3,194	857,461
		10,331,158
Ground Transportation (1.0%)
CSX Corp.	54,584	1,884,786
JB Hunt Transport Services, Inc.	2,271	391,361
Norfolk Southern Corp.	6,365	1,581,703
Old Dominion Freight Line, Inc.	5,309	1,054,580
Uber Technologies, Inc. (b)	59,150	4,445,714

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Union Pacific Corp.	17,151	$4,227,378
		13,585,522
Industrial Conglomerates (0.4%)
3M Co.	15,466	2,114,202
Honeywell International, Inc.	18,333	3,789,615
		5,903,817
Machinery (1.6%)
Caterpillar, Inc.	13,652	5,339,570
Cummins, Inc.	3,830	1,240,116
Deere & Co.	7,216	3,011,453
Dover Corp.	3,880	743,951
Fortive Corp.	9,863	778,487
IDEX Corp.	2,149	460,961
Illinois Tool Works, Inc.	7,607	1,993,567
Ingersoll Rand, Inc.	11,359	1,114,999
Nordson Corp.	1,510	396,571
Otis Worldwide Corp.	11,277	1,172,131
PACCAR, Inc.	14,759	1,456,418
Parker-Hannifin Corp.	3,593	2,270,129
Pentair PLC (c)	4,659	455,604
Snap-on, Inc.	1,455	421,528
Stanley Black & Decker, Inc.	4,243	467,282
Westinghouse Air Brake Technologies Corp.	4,895	889,764
Xylem, Inc.	6,838	923,335
		23,135,866
Passenger Airlines (0.1%)
Delta Air Lines, Inc.	18,054	916,963
Southwest Airlines Co.	16,868	499,799
United Airlines Holdings, Inc. (b)	9,258	528,261
		1,945,023
Professional Services (0.6%)
Amentum Holdings, Inc. (b)	3,507	113,101
Automatic Data Processing, Inc.	11,481	3,177,137
Broadridge Financial Solutions, Inc.	3,241	696,912
Dayforce, Inc. (b)	4,400	269,500
Equifax, Inc.	3,463	1,017,637
Jacobs Solutions, Inc.	3,507	459,066
Leidos Holdings, Inc.	3,747	610,761
Paychex, Inc.	9,023	1,210,796
Paycom Software, Inc.	1,340	223,204
Verisk Analytics, Inc.	3,965	1,062,462
		8,840,576
Trading Companies & Distributors (0.3%)
Fastenal Co.	16,122	1,151,433
United Rentals, Inc.	1,875	1,518,244
WW Grainger, Inc.	1,277	1,326,560
		3,996,237
Information Technology (30.5%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	7,296	2,800,351
Cisco Systems, Inc.	113,428	6,036,638
F5, Inc. (b)	1,621	356,944
Juniper Networks, Inc.	9,206	358,850
Motorola Solutions, Inc.	4,697	2,111,912
		11,664,695
Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp. Class A	33,906	2,209,315
CDW Corp.	3,727	843,420
Corning, Inc.	21,682	978,942
Jabil, Inc.	3,193	382,617
Keysight Technologies, Inc. (b)	4,859	772,241
TE Connectivity PLC (c)	8,556	1,291,871
Teledyne Technologies, Inc. (b)	1,368	598,719
Trimble, Inc. (b)	6,875	426,869

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Zebra Technologies Corp. Class A (b)	1,410	$522,151
		8,026,145
IT Services (1.1%)
Accenture PLC Class A (c)	17,635	6,233,620
Akamai Technologies, Inc. (b)	4,214	425,403
Cognizant Technology Solutions Corp. Class A	13,954	1,076,970
EPAM Systems, Inc. (b)	1,589	316,259
Gartner, Inc. (b)	2,211	1,120,446
GoDaddy, Inc. Class A (b)	3,914	613,637
International Business Machines Corp.	25,934	5,733,489
VeriSign, Inc. (b)	2,363	448,875
		15,968,699
Semiconductors & Semiconductor Equipment (10.7%)
Advanced Micro Devices, Inc. (b)	45,567	7,476,633
Analog Devices, Inc.	13,970	3,215,475
Applied Materials, Inc.	23,311	4,709,988
Broadcom, Inc.	131,055	22,606,987
Enphase Energy, Inc. (b)	3,722	420,660
First Solar, Inc. (b)	3,006	749,817
Intel Corp.	120,134	2,818,344
KLA Corp.	3,785	2,931,142
Lam Research Corp.	3,671	2,995,830
Microchip Technology, Inc.	15,104	1,212,700
Micron Technology, Inc.	31,218	3,237,619
Monolithic Power Systems, Inc.	1,410	1,303,545
NVIDIA Corp.	692,598	84,109,101
NXP Semiconductors NV (c)	7,172	1,721,352
ON Semiconductor Corp. (b)	12,060	875,677
Qorvo, Inc. (b)	2,659	274,675
QUALCOMM, Inc.	31,364	5,333,448
Skyworks Solutions, Inc.	4,448	439,329
Teradyne, Inc.	4,594	615,274
Texas Instruments, Inc.	25,706	5,310,088
		152,357,684
Software (9.9%)
Adobe, Inc. (b)	12,484	6,463,966
ANSYS, Inc. (b)	2,427	773,315
Autodesk, Inc. (b)	6,004	1,653,982
Cadence Design Systems, Inc. (b)	7,709	2,089,370
Crowdstrike Holdings, Inc. Class A (b)	6,500	1,823,055
Fair Isaac Corp. (b)	690	1,341,029
Fortinet, Inc. (b)	17,874	1,386,129
Gen Digital, Inc.	15,250	418,307
Intuit, Inc.	7,871	4,887,891
Microsoft Corp.	209,273	90,050,172
Oracle Corp.	45,001	7,668,170
Palantir Technologies, Inc. Class A (b)	56,696	2,109,091
Palo Alto Networks, Inc. (b)	9,116	3,115,849
PTC, Inc. (b)	3,367	608,282
Roper Technologies, Inc.	3,055	1,699,924
Salesforce, Inc.	27,281	7,467,083
ServiceNow, Inc. (b)	5,793	5,181,201
Synopsys, Inc. (b)	4,314	2,184,566
Tyler Technologies, Inc. (b)	1,186	692,292
		141,613,674
Technology Hardware Storage & Peripherals (7.4%)
Apple, Inc. (d)	428,063	99,738,679
Dell Technologies, Inc. Class C	8,099	960,056
Hewlett Packard Enterprise Co.	36,591	748,652
HP, Inc.	27,550	988,219
NetApp, Inc.	5,785	714,505
Seagate Technology Holdings PLC (c)	5,912	647,541
Super Micro Computer, Inc. (b)	1,388	577,963
Western Digital Corp. (b)	9,193	627,790
		105,003,405

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Materials (2.1%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	6,244	$1,859,089
Albemarle Corp.	3,292	311,785
Celanese Corp.	3,076	418,213
CF Industries Holdings, Inc.	5,079	435,778
Corteva, Inc.	19,489	1,145,758
Dow, Inc.	19,734	1,078,069
DuPont de Nemours, Inc.	11,754	1,047,399
Eastman Chemical Co.	3,285	367,756
Ecolab, Inc.	7,130	1,820,503
FMC Corp.	3,506	231,186
International Flavors & Fragrances, Inc.	7,197	755,181
Linde PLC (c)	13,534	6,453,823
LyondellBasell Industries NV Class A (c)	7,232	693,549
Mosaic Co.	8,971	240,243
PPG Industries, Inc.	6,568	869,997
Sherwin-Williams Co.	6,534	2,493,832
		20,222,161
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,699	914,487
Vulcan Materials Co.	3,747	938,361
		1,852,848
Containers & Packaging (0.2%)
Amcor PLC (c)	40,692	461,040
Avery Dennison Corp.	2,230	492,295
Ball Corp.	8,546	580,359
International Paper Co.	9,779	477,704
Packaging Corp. of America	2,482	534,623
Smurfit WestRock PLC (c)	13,891	686,493
		3,232,514
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	40,453	2,019,414
Newmont Corp.	32,305	1,726,702
Nucor Corp.	6,682	1,004,572
Steel Dynamics, Inc.	4,040	509,363
		5,260,051
Real Estate (2.2%)
Health Care REITs (0.3%)
Alexandria Real Estate Equities, Inc.	4,369	518,819
Healthpeak Properties, Inc.	19,814	453,146
Ventas, Inc.	11,535	739,739
Welltower, Inc.	16,292	2,085,865
		3,797,569
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	19,776	348,057

Industrial REITs (0.2%)
Prologis, Inc.	26,068	3,291,867

Office REITs (0.0%)
BXP, Inc.	4,010	322,645

Real Estate Management & Development (0.1%)
CBRE Group, Inc. Class A (b)	8,480	1,055,590
CoStar Group, Inc. (b)	11,538	870,427
		1,926,017
Residential REITs (0.3%)
AvalonBay Communities, Inc.	3,941	887,710
Camden Property Trust	2,934	362,437
Equity Residential	9,605	715,189
Essex Property Trust, Inc.	1,810	534,710
Invitation Homes, Inc.	16,039	565,535
Mid-America Apartment Communities, Inc.	3,237	514,359
UDR, Inc.	8,450	383,123
		3,963,063

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Retail REITs (0.3%)
Federal Realty Investment Trust	2,085	$239,712
Kimco Realty Corp.	18,979	440,692
Realty Income Corp.	24,518	1,554,932
Regency Centers Corp.	4,591	331,608
Simon Property Group, Inc.	8,628	1,458,305
		4,025,249
Specialized REITs (1.0%)
American Tower Corp.	13,150	3,058,164
Crown Castle, Inc.	12,234	1,451,320
Digital Realty Trust, Inc.	8,664	1,402,095
Equinix, Inc.	2,673	2,372,635
Extra Space Storage, Inc.	5,906	1,064,202
Iron Mountain, Inc.	8,258	981,298
Public Storage	4,435	1,613,764
SBA Communications Corp.	3,034	730,284
VICI Properties, Inc.	29,482	982,045
Weyerhaeuser Co.	20,477	693,351
		14,349,158
Utilities (2.4%)
Electric Utilities (1.6%)
Alliant Energy Corp.	7,221	438,242
American Electric Power Co., Inc.	14,981	1,537,051
Constellation Energy Corp.	8,803	2,288,956
Duke Energy Corp.	21,735	2,506,045
Edison International	10,872	946,842
Entergy Corp.	6,011	791,108
Evergy, Inc.	6,450	399,965
Eversource Energy	10,017	681,657
Exelon Corp.	28,154	1,141,645
FirstEnergy Corp.	14,431	640,015
NextEra Energy, Inc.	57,844	4,889,553
NRG Energy, Inc.	5,810	529,291
PG&E Corp.	60,178	1,189,719
Pinnacle West Capital Corp.	3,192	282,779
PPL Corp.	20,770	687,072
Southern Co.	30,784	2,776,101
Xcel Energy, Inc.	15,696	1,024,949
		22,750,990
Gas Utilities (0.0%)
Atmos Energy Corp.	4,370	606,163

Independent Power And Renewable Electricity Producers (0.1%)
AES Corp.	20,015	401,501
Vistra Corp.	9,672	1,146,519
		1,548,020
Multi-Utilities (0.6%)
Ameren Corp.	7,512	656,999
CenterPoint Energy, Inc.	18,289	538,062
CMS Energy Corp.	8,410	593,998
Consolidated Edison, Inc.	9,736	1,013,810
Dominion Energy, Inc.	23,619	1,364,942
DTE Energy Co.	5,749	738,229
NiSource, Inc.	12,627	437,526
Public Service Enterprise Group, Inc.	14,025	1,251,170
Sempra	17,825	1,490,705
WEC Energy Group, Inc.	8,899	855,906
		8,941,347
Water Utilities (0.1%)
American Water Works Co., Inc.	5,442	795,838
Total common stocks (cost: $369,232,342)		1,370,540,460

Short-Term Securities (3.8%)
Investment Companies (3.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	54,152,311	54,152,311
Total short-term securities (cost: $54,152,311)		54,152,311

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities – continued

Total investments in securities (cost: $423,384,653)	1,424,692,771
Cash and other assets in excess of liabilities (0.1%)	731,714
Total net assets (100.0%)	$1,425,424,485

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 3.1% of net assets in foreign securities at September 30, 2024.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts
On September 30, 2024, securities with an aggregate market value of $32,620,000 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	December 2024	182	Long	$52,105,743	$52,909,675	$803,932

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

September 30, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Consumer Discretionary (2.3%)
Hotels, Restaurants & Leisure (2.3%)
Boyd Gaming Corp.	23,363	$1,510,418
Caesars Entertainment, Inc. (b)	37,003	1,544,505
		3,054,923
Health Care (0.7%)
Health Care Providers & Services (0.7%)
PACS Group, Inc. (b)	22,294	891,091

Real Estate (96.3%)
Health Care REITs (12.6%)
Healthcare Realty Trust, Inc.	186,178	3,379,131
Omega Healthcare Investors, Inc.	63,280	2,575,496
Welltower, Inc.	80,895	10,356,987
		16,311,614
Hotels & Resort REITs (1.3%)
Host Hotels & Resorts, Inc.	97,617	1,718,059

Industrial REITs (9.0%)
Americold Realty Trust, Inc.	66,776	1,887,758
Lineage, Inc.	10,690	837,882
Prologis, Inc.	70,243	8,870,286
		11,595,926
Office REITs (2.0%)
Highwoods Properties, Inc.	76,500	2,563,515

Residential REITs (16.2%)
American Homes 4 Rent Class A	49,444	1,898,155
AvalonBay Communities, Inc.	5,717	1,287,754
Camden Property Trust	3,099	382,819
Equity LifeStyle Properties, Inc.	23,017	1,642,033
Essex Property Trust, Inc.	12,686	3,747,698
Invitation Homes, Inc.	129,308	4,559,400
Sun Communities, Inc.	32,837	4,437,921
UDR, Inc.	65,965	2,990,853
		20,946,633
Retail REITs (10.8%)
Kimco Realty Corp.	118,904	2,760,951
Realty Income Corp.	56,063	3,555,515
Simon Property Group, Inc.	45,300	7,656,606
		13,973,072
Specialized REITs (44.4%)
American Tower Corp.	28,407	6,606,332
Crown Castle, Inc.	57,639	6,837,715
Digital Realty Trust, Inc.	59,399	9,612,540
Equinix, Inc.	6,968	6,185,006
Extra Space Storage, Inc.	19,289	3,475,685
Iron Mountain, Inc.	46,541	5,530,467
Public Storage	12,864	4,680,824
SBA Communications Corp.	25,175	6,059,622
VICI Properties, Inc.	127,123	4,234,467
Weyerhaeuser Co.	125,494	4,249,227
		57,471,885
Total common stocks (cost: $113,517,669)		128,526,718

Short-Term Securities (0.4%)
Investment Companies (0.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	524,730	524,730
Total short-term securities (cost: $524,730)		524,730

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities – continued

Total investments in securities (cost: $114,042,399)	129,051,448
Cash and other assets in excess of liabilities (0.3%)	343,016
Total net assets (100.0%)	$129,394,464

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2024

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Communication Services (2.1%)
Media (1.0%)
Comcast Corp. Class A	51,200	$2,138,624

Wireless Telecommunication Services (1.1%)
T-Mobile U.S., Inc.	11,139	2,298,644

Consumer Discretionary (5.6%)
Hotels, Restaurants & Leisure (2.7%)
Booking Holdings, Inc.	379	1,596,394
Hilton Worldwide Holdings, Inc.	2,639	608,290
McDonald's Corp.	8,495	2,586,812
Starbucks Corp.	7,400	721,426
		5,512,922
Specialty Retail (2.3%)
AutoZone, Inc. (b)	620	1,953,025
Home Depot, Inc.	5,676	2,299,915
Tractor Supply Co.	1,900	552,767
		4,805,707
Textiles, Apparel & Luxury Goods (0.6%)
Cie Financiere Richemont SA Class A (c)	8,402	1,332,686

Consumer Staples (10.8%)
Beverages (2.5%)
Coca-Cola Co.	47,693	3,427,219
Keurig Dr. Pepper, Inc.	48,600	1,821,528
		5,248,747
Consumer Staples Distribution & Retail (2.1%)
Dollar Tree, Inc. (b)	13,600	956,352
Walmart, Inc.	41,218	3,328,354
		4,284,706
Food Products (0.7%)
Mondelez International, Inc. Class A	19,405	1,429,566

Household Products (2.6%)
Colgate-Palmolive Co.	24,100	2,501,821
Procter & Gamble Co.	16,397	2,839,960
		5,341,781
Personal Care Products (2.9%)
Kenvue, Inc.	261,559	6,049,860

Energy (8.7%)
Energy Equipment & Services (1.1%)
Halliburton Co.	1,617	46,974
Schlumberger NV (c)	54,982	2,306,495
		2,353,469
Oil, Gas & Consumable Fuels (7.6%)
Chesapeake Energy Corp.	6,400	526,400
Chevron Corp.	15,635	2,302,566
ConocoPhillips	27,721	2,918,467
Diamondback Energy, Inc.	6,500	1,120,600
EQT Corp.	53,564	1,962,585
Exxon Mobil Corp.	29,085	3,409,344
Range Resources Corp.	70,291	2,162,151
Viper Energy, Inc.	4,017	181,207
Williams Cos., Inc.	22,586	1,031,051
		15,614,371
Financial (21.4%)
Banks (6.5%)
Bank of America Corp.	103,861	4,121,204
Citigroup, Inc.	15,826	990,708

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

East West Bancorp, Inc.	5,643	$466,902
Huntington Bancshares, Inc.	35,600	523,320
JPMorgan Chase & Co.	29,773	6,277,935
KeyCorp	61,600	1,031,800
		13,411,869
Capital Markets (3.0%)
Charles Schwab Corp.	59,000	3,823,790
CME Group, Inc.	5,846	1,289,920
Goldman Sachs Group, Inc.	2,040	1,010,024
		6,123,734
Consumer Finance (1.4%)
American Express Co.	10,427	2,827,802

Financial Services (7.1%)
Berkshire Hathaway, Inc. Class B (b)	16,530	7,608,098
Corebridge Financial, Inc.	26,493	772,536
Corpay, Inc. (b)	3,422	1,070,265
Fiserv, Inc. (b)	20,913	3,757,020
Visa, Inc. Class A	5,700	1,567,215
		14,775,134
Insurance (3.1%)
Allstate Corp.	9,117	1,729,039
Chubb Ltd. (c)	3,543	1,021,766
MetLife, Inc.	8,250	680,460
Progressive Corp.	4,835	1,226,929
Travelers Cos., Inc.	7,489	1,753,325
		6,411,519
Mortgage REITs (0.3%)
Annaly Capital Management, Inc.	35,500	712,485

Health Care (17.1%)
Health Care Equipment & Supplies (1.2%)
Becton Dickinson & Co.	6,800	1,639,480
GE HealthCare Technologies, Inc.	8,548	802,230
		2,441,710
Health Care Providers & Services (7.7%)
Cencora, Inc.	12,859	2,894,304
Cigna Group	5,100	1,766,844
Elevance Health, Inc.	7,580	3,941,600
HCA Healthcare, Inc.	1,447	588,104
Tenet Healthcare Corp. (b)	13,028	2,165,254
UnitedHealth Group, Inc.	8,003	4,679,194
		16,035,300
Life Sciences Tools & Services (3.0%)
Danaher Corp.	6,334	1,760,978
Revvity, Inc.	15,900	2,031,225
Thermo Fisher Scientific, Inc.	3,984	2,464,383
		6,256,586
Pharmaceuticals (5.2%)
AstraZeneca PLC ADR (c)	43,355	3,377,788
Bristol-Myers Squibb Co.	22,400	1,158,976
Johnson & Johnson	30,554	4,951,581
Merck & Co., Inc.	10,997	1,248,820
		10,737,165
Industrials (15.0%)
Aerospace & Defense (3.1%)
Boeing Co. (b)	1,610	244,784
General Dynamics Corp.	5,128	1,549,682
General Electric Co.	11,832	2,231,279
L3Harris Technologies, Inc.	7,436	1,768,801
Northrop Grumman Corp.	1,094	577,709
		6,372,255
Air Freight & Logistics (0.6%)
FedEx Corp.	4,400	1,204,192

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Building Products (0.2%)
Owens Corning	2,500	$441,300

Commercial Services & Supplies (0.7%)
Republic Services, Inc.	6,900	1,385,796

Electrical Equipment (2.4%)
AMETEK, Inc.	16,616	2,853,133
Rockwell Automation, Inc.	7,800	2,093,988
		4,947,121
Ground Transportation (3.8%)
CSX Corp.	53,592	1,850,532
Norfolk Southern Corp.	8,439	2,097,091
Old Dominion Freight Line, Inc.	8,300	1,648,712
Union Pacific Corp.	9,066	2,234,588
		7,830,923
Machinery (3.7%)
Cummins, Inc.	4,713	1,526,022
Deere & Co.	4,775	1,992,751
Dover Corp.	1,100	210,914
Parker-Hannifin Corp.	1,550	979,321
Westinghouse Air Brake Technologies Corp.	16,734	3,041,739
		7,750,747
Trading Companies & Distributors (0.5%)
Ferguson Enterprises, Inc.	5,900	1,171,563

Information Technology (7.2%)
Electronic Equipment, Instruments & Components (3.0%)
Amphenol Corp. Class A	16,222	1,057,025
Keysight Technologies, Inc. (b)	19,759	3,140,298
TE Connectivity PLC (c)	12,794	1,931,766
		6,129,089
Semiconductors & Semiconductor Equipment (3.7%)
Advanced Micro Devices, Inc. (b)	12,000	1,968,960
Analog Devices, Inc.	5,987	1,378,028
Lam Research Corp.	734	599,003
QUALCOMM, Inc.	3,572	607,419
Texas Instruments, Inc.	15,020	3,102,681
		7,656,091
Software (0.5%)
Microsoft Corp.	2,358	1,014,647

Materials (5.3%)
Chemicals (2.4%)
Linde PLC (c)	4,170	1,988,506
Mosaic Co.	31,700	848,926
Sherwin-Williams Co.	5,300	2,022,851
		4,860,283
Construction Materials (0.5%)
Martin Marietta Materials, Inc.	1,951	1,050,126

Containers & Packaging (1.1%)
International Paper Co.	44,990	2,197,761

Metals & Mining (1.3%)
Franco-Nevada Corp. (c)	9,777	1,214,792
Freeport-McMoRan, Inc.	2,100	104,832
Southern Copper Corp.	5,117	591,884
Wheaton Precious Metals Corp. (c)	14,000	855,120
		2,766,628
Real Estate (1.8%)
Residential REITs (0.3%)
Equity LifeStyle Properties, Inc.	8,523	608,031

Specialized REITs (1.5%)
Equinix, Inc.	930	825,496

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities – continued

Public Storage	6,329	$2,302,933
		3,128,429
Utilities (4.5%)
Electric Utilities (2.8%)
Exelon Corp.	47,000	1,905,850
NextEra Energy, Inc.	11,768	994,749
Xcel Energy, Inc.	44,249	2,889,460
		5,790,059
Gas Utilities (0.6%)
Atmos Energy Corp.	9,200	1,276,132

Multi-Utilities (1.1%)
Ameren Corp.	25,010	2,187,374
Total common stocks (cost: $172,276,844)		205,912,934

Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	394,131	394,131
T. Rowe Price Reserve Investment Fund, current rate 4.970%	605,279	605,279
Total short-term securities (cost: $999,410)		999,410
Total investments in securities (cost: $173,276,254)		206,912,344
Liabilities in excess of cash and other assets (0.0%)		(61,360)
Total net assets (100.0%)		$206,850,984

Investments in Securities Legend
(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 6.8% of net assets in foreign securities at September 30, 2024.

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities
September 30, 2024
(Unaudited)
(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Communication Services (8.1%)
Entertainment (1.3%)
Netflix, Inc. (b)	2,416	$1,713,596

Interactive Media & Services (6.8%)
Alphabet, Inc. Class A	33,186	5,503,898
Meta Platforms, Inc. Class A	6,121	3,503,906
		9,007,804
Consumer Discretionary (9.9%)
Automobiles (0.5%)
Tesla, Inc. (b)	2,799	732,302

Broadline Retail (4.6%)
Amazon.com, Inc. (b)	32,562	6,067,278

Hotels, Restaurants & Leisure (2.1%)
Marriott International, Inc. Class A	4,847	1,204,964
McDonald's Corp.	5,013	1,526,509
		2,731,473
Specialty Retail (1.9%)
AutoZone, Inc. (b)	468	1,474,219
TJX Cos., Inc.	8,556	1,005,672
		2,479,891
Textiles, Apparel & Luxury Goods (0.8%)
NIKE, Inc. Class B	11,865	1,048,866

Consumer Staples (4.9%)
Beverages (2.2%)
Brown-Forman Corp. Class B	19,863	977,260
Constellation Brands, Inc. Class A	3,770	971,491
Monster Beverage Corp. (b)	16,426	856,944
		2,805,695
Household Products (1.9%)
Procter & Gamble Co.	14,498	2,511,054

Personal Care Products (0.8%)
Estee Lauder Cos., Inc. Class A	10,729	1,069,574

Energy (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
Chesapeake Energy Corp.	6,989	574,845
ConocoPhillips	12,202	1,284,627
EOG Resources, Inc.	9,591	1,179,022
Phillips 66	4,992	656,198
		3,694,692
Financial (12.7%)
Banks (4.9%)
Bank of America Corp.	47,740	1,894,323
JPMorgan Chase & Co.	14,090	2,971,017
Wells Fargo & Co.	27,671	1,563,135
		6,428,475
Capital Markets (1.7%)
Morgan Stanley	14,388	1,499,805
Nasdaq, Inc.	9,700	708,197
		2,208,002
Consumer Finance (1.3%)
American Express Co.	6,589	1,786,937

Financial Services (2.1%)
Mastercard, Inc. Class A	5,642	2,786,020

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities – continued

Insurance (2.7%)
Arch Capital Group Ltd. (b) (c)	8,846	$989,690
Chubb Ltd. (c)	3,664	1,056,661
Progressive Corp.	5,929	1,504,543
		3,550,894
Health Care (13.7%)
Biotechnology (1.1%)
Vertex Pharmaceuticals, Inc. (b)	3,090	1,437,097

Health Care Equipment & Supplies (2.6%)
Abbott Laboratories	14,704	1,676,403
Boston Scientific Corp. (b)	20,362	1,706,336
		3,382,739
Health Care Providers & Services (3.2%)
Cencora, Inc.	5,505	1,239,065
UnitedHealth Group, Inc.	5,179	3,028,058
		4,267,123
Life Sciences Tools & Services (2.3%)
Danaher Corp.	5,506	1,530,778
Thermo Fisher Scientific, Inc.	2,502	1,547,662
		3,078,440
Pharmaceuticals (4.5%)
Eli Lilly & Co.	3,111	2,756,159
Merck & Co., Inc.	19,312	2,193,071
Zoetis, Inc.	5,180	1,012,069
		5,961,299
Industrials (8.7%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	5,435	1,642,457
RTX Corp.	13,549	1,641,597
		3,284,054
Building Products (0.6%)
Builders FirstSource, Inc. (b)	4,029	781,062

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	5,638	1,132,336

Electrical Equipment (2.4%)
AMETEK, Inc.	6,292	1,080,399
Emerson Electric Co.	7,890	862,929
GE Vernova, Inc. (b)	4,723	1,204,271
		3,147,599
Machinery (2.4%)
Deere & Co.	2,820	1,176,871
IDEX Corp.	3,131	671,599
Ingersoll Rand, Inc.	13,624	1,337,332
		3,185,802
Information Technology (31.7%)
Communications Equipment (1.5%)
Motorola Solutions, Inc.	4,281	1,924,866

Electronic Equipment, Instruments & Components (1.0%)
CDW Corp.	5,723	1,295,115

IT Services (0.9%)
Accenture PLC Class A (c)	3,374	1,192,641

Semiconductors & Semiconductor Equipment (10.9%)
Broadcom, Inc.	20,564	3,547,290
KLA Corp.	1,911	1,479,897
NVIDIA Corp.	63,584	7,721,641
Texas Instruments, Inc.	7,861	1,623,847
		14,372,675
Software (9.7%)
Microsoft Corp.	21,379	9,199,384

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund
Investments in Securities – continued

Roper Technologies, Inc.	2,498	$1,389,987
Salesforce, Inc.	5,555	1,520,459
Workday, Inc. Class A (b)	3,090	755,227
		12,865,057
Technology Hardware Storage & Peripherals (7.7%)
Apple, Inc.	43,468	10,128,044

Materials (1.8%)
Chemicals (1.2%)
Linde PLC (c)	3,355	1,599,865

Metals & Mining (0.6%)
Freeport-McMoRan, Inc.	16,173	807,356

Real Estate (2.2%)
Health Care REITs (1.0%)
Welltower, Inc.	10,134	1,297,456

Industrial REITs (0.5%)
Lineage, Inc.	7,641	598,902

Specialized REITs (0.7%)
Iron Mountain, Inc.	8,094	961,810

Utilities (3.1%)
Electric Utilities (1.9%)
Duke Energy Corp.	10,458	1,205,807
PG&E Corp.	64,288	1,270,974
		2,476,781
Gas Utilities (1.0%)
Atmos Energy Corp.	10,061	1,395,561

Multi-Utilities (0.2%)
WEC Energy Group, Inc.	2,800	269,304
Total common stocks (cost: $77,436,349)		131,465,537

Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 4.940%	86,101	86,101
Total short-term securities (cost: $86,101)		86,101
Total investments in securities (cost: $77,522,450)		131,551,638
Cash and other assets in excess of liabilities (0.3%)		438,706
Total net assets (100.0%)		$131,990,344

Investments in Securities Legend

(a)	Securities are valued in accordance with procedures described in the notes to investments in securities.
(b)	Non-income producing security.
(c)	Foreign security: the Fund held 3.7% of net assets in foreign securities at September 30, 2024.

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

Investments Valuation

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by Securian Asset Management, Inc. (“Securian AM”), as the Valuation Designee, in accordance with procedures approved by the Board of Trustees (the “Board”) of the Trust and in accordance with provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). The Board has delegated the daily oversight of the securities valuation function to Securian AM, which ensures that valuations comply with the valuation policies. The summary of fair valued in good faith securities are presented to the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value in good faith by Securian AM if it determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, Securian AM is immediately notified and promptly determines whether fair value in good faith pricing is needed in accordance with the Trust’s valuation procedures and, if so, approves the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Investment Companies

The Funds may invest in other investment companies, which may not be traded on an exchange, the Fund(s) may, as a practical expedient, estimate the fair value of an investment company based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the investment company is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the investment company does not provide a reported NAV per share or its equivalent on a Business Day, Securian AM, as valuation designee, shall estimate fair value in good faith and in a manner consistent with the Trust’s Valuation Procedures.

Foreign Currency Translations

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Securian Funds Trust

Notes to Financial Statements – continued

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that each Fund pays a premium whether or not the option is exercised. Each Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Bank Loans

The SFT Core Bond Fund may purchase bank loans. Bank loans are interests in amounts owed by corporate or other borrowers and may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Bank loans may be made directly with a borrower or acquired through assignment or participation. The Fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Investments in bank loans may involve special risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The Fund may also invest in loan commitments, which are contractual obligations for a future funding. The Fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments. Although typically secured, bank loans may not be backed by sufficient collateral to satisfy their issuers’ obligations in the event of bankruptcy, insolvency or similar distressed scenarios. Bank loans may also be illiquid, not readily marketable, or subject to restrictions on resale.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 act, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At September 30, 2024, the SFT Balanced Stabilization Fund held two illiquid securities with a market value of $2,122,190 which represents 0.3% of net assets.

Fair Value Measurement

The Trust utilizes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset or liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, swaps, and written options.

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

The following is a summary of the levels used as of September 30, 2024, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$26,413,795	$—	$26,413,795
Other Mortgage-Backed Securities	—	1,405,278	—	1,405,278
Corporate Obligations	—	212,879,461	—	212,879,461
Purchased Options	35,200	—	—	35,200
Investment Companies	391,735,185	—	—	391,735,185
Total Investments	391,770,385	240,698,534	—	632,468,919

Other Financial Instruments*
Futures Contracts	143,628	—	—	143,628

Liabilities
Other Financial Instruments*
Futures Contracts	(6,927)			(6,927)
Written Options	(10,890)	—	—	(10,890)

SFT Core Bond Fund
Assets
Government Obligations	—	333,162,721	—	333,162,721
Asset-Backed Securities	—	33,363,828	—	33,363,828
Other Mortgage-Backed Securities	—	49,064,915	—	49,064,915
Corporate Obligations	—	72,371,304	—	72,371,304
Bank Loans	—	6,066,590	—	6,066,590
Foreign Bonds	—	2,599,848	—	2,599,848
Investment Companies	13,335,204	—	—	13,335,204
U.S. Government Agencies and Obligations	—	5,499,789	—	5,499,789
Total Investments	13,335,204	502,128,995	—	515,464,199

Other Financial Instruments*
Futures Contracts	213,373	—	—	213,373

SFT Delaware IvySM Growth Fund
Assets
Common Stocks	641,578,136	—	—	641,578,136
Investment Companies	4,874,175	—	—	4,874,175
Total Investments	646,452,311	—	—	646,452,311

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at September 30, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Delaware IvySM Small Cap Growth Fund
Assets
Common Stocks	$155,116,538	$—	$—	$155,116,538
Investment Companies	4,736,153	—	—	4,736,153
Total Investments	159,852,691	—	—	159,852,691

SFT Equity Stabilization Fund
Assets
Investment Companies	299,664,393	—	—	299,664,393
Purchased Options	16,000	—	—	16,000
Total Investments	299,680,393	—	—	299,680,393

Other Financial Instruments*
Futures Contracts	434,070	—	—	434,070

Liabilities
Other Financial Instruments*
Written Options	(4,950)	—	—	(4,950)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	226,303,394	—	—	226,303,394
Investment Companies	6,288,044	—	—	6,288,044
U.S. Government Agencies and Obligations	—	997,484	—	997,484
Total Investments	232,591,438	997,484	—	233,588,922

Other Financial Instruments*
Futures Contracts	168,963	—	—	168,963

SFT Index 500 Fund
Assets
Common Stocks	1,370,540,460	—	—	1,370,540,460
Investment Companies	54,152,311	—	—	54,152,311
Total Investments	1,424,692,771	—	—	1,424,692,771

Other Financial Instruments*
Futures Contracts	803,932	—	—	803,932

SFT Real Estate Securities Fund
Assets
Common Stocks	128,526,718	—	—	128,526,718
Investment Companies	524,730	—	—	524,730
Total Investments	129,051,448	—	—	129,051,448

SFT T. Rowe Price Value Fund
Assets
Common Stocks	205,912,934	—	—	205,912,934
Investment Companies	999,410	—	—	999,410
Total Investments	206,912,344	—	—	206,912,344

Securian Funds Trust

Notes to Financial Statements – continued

Fair Value Measurement - (continued)

	Fair Value Measurement at September 30, 2024 using
Fund	Level 1	Level 2	Level 3	Total
SFT Wellington Core Equity Fund
Assets
Common Stocks	$131,465,537	$—	$—	$131,465,537
Investment Companies	86,101	—	—	86,101
Total Investments	131,551,638	—	—	131,551,638

* Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Bank Loans – These securities are generally valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Bank Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2, and 3 during the period.

Securian Funds Trust

Notes to Financial Statements – continued

Other Risks

The Funds can invest in securities of foreign issuers, which may subject them to investment risks not normally associated with investing in U.S. securities. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war, acts of terrorism, financial institution failures, or other events, can adversely affect local and global markets and normal market operations.